GOLDMAN SACHS ACCESS MUNICIPAL BOND ETF
Schedule of Investments
May 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds - 98.7%
Alabama - 1.2%
Alabama Public School and College Authority Tax Exempt Capital
Improvement and RB, Series 2020-A (Aa1/AA)
$ 30,000 5.000%
11/01/2031
$ 32,856
Alabama Public School and College Authority Tax Exempt Capital
Improvement and RB, Series 2020-A (Aa1/AA)
30,000 5.000
11/01/2034
32,348
30,000 5.000
11/01/2035
32,185
25,000 4.000
11/01/2036
24,947
122,336
Arizona - 1.4%
Arizona Board of Regents Arizona State University System
Revenue Refunding Bonds Series 2017B (Aa2/AA)
40,000 5.000
07/01/2032
41,387
Arizona Board of Regents University of Arizona System Revenue
Refunding Bonds Series 2016 (Aa3/AA-)
30,000 3.000
06/01/2034
27,424
50,000 3.000
06/01/2035
45,004
City of Mesa Utility Systems Revenue Refunding Bonds Series
2019C (Aa2/AA-)
20,000 5.000
07/01/2034
21,193
135,008
Arkansas - 0.3%
City of Fort Smith Water and Sewer Refunding and Construction
RB Series 2018 (NR/A)
30,000 5.000
10/01/2030
31,496
a a
California - 20.4%
Anaheim Lease RB Anaheim Public Improvement Project 1997
(AGM) (A1/AA)
50,000 0.000
(a)
09/01/2032
38,610
California Community Choice Financing Authority
Clean Energy Project RB Series 2021B-1
(Green Bonds) (A1/NR) (PUTABLE)
30,000 4.000
(b)(c)
02/01/2052
29,662
California Community Choice Financing Authority Clean Energy
Project RB Series 2024D (Aa1/NR) (PUTABLE)
40,000 5.000
(b)(c)
02/01/2055
42,381
California Educational Facilities Authority Stanford University RB
Series U-2 (Aaa/AAA)
90,000 5.000
10/01/2032
103,074
California Health Facilities Financing Authority RB Adventist
Health System/West Series 2013A (NR/BBB+)
50,000 4.000
03/01/2033
48,943
California Health Facilities Financing Authority, Refunding RB
(Cedars-Sinai Medical Center) Series 2015 (Aa3/NR)
30,000 3.500
11/15/2034
28,974
California Infrastructure and Economic Development Bank
California Clean Water and Drinking Water State Revolving
Fund RB Series 2024 (Aaa/AAA)
30,000 5.000
10/01/2033
34,685
40,000 5.000
10/01/2035
45,536
California Infrastructure and Economic
Development Bank Lease RB
30,000 5.000
08/01/2035
31,782
City of Los Angeles Department of Water and Power Water System
RB 2017 Series A (Aa2/AA-)
30,000 5.000
07/01/2033
30,484
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
County of Santa Clara GO Bonds
(Election of 2008) 2013 Series B3 (NR/AAA)
$ 50,000 3.250%
08/01/2035
$ 46,279
Department of Water and Power of the City of Los Angeles Power
System RB 2024 Series E (Aa2/A)
40,000 5.000
07/01/2033
43,589
Department of Water and Power of the City of Los Angeles RB
Series 2018 D (Aa2/A)
50,000 5.000
07/01/2033
54,486
30,000 5.000
07/01/2034
30,870
Infrastructure and Economic Development Bank, California Clean
Water and Drinking Water State Revolving Fund RB Breen
Bond Series 2023 (Aaa/AAA)
30,000 5.000
10/01/2028
32,360
Los Angeles County Metropolitan Transportation Authority
Measure R Senior Sales Tax RB 2021-A (Aa1/AAA)
30,000 5.000
06/01/2029
32,702
Los Angeles County Metropolitan Transportation Authority
Measure R Senior Sales Tax RB Series 2021-A (Aa1/AAA)
40,000 4.000
06/01/2034
41,204
Los Angeles County Public Works Financing Authority Lease RB
2021 Series F Green Bonds (Aa2/AA+)
30,000 5.000
12/01/2034
32,845
Los Angeles Unified School District 2019 GO Refunding Bond
Series A (Aa2/NR)
40,000 3.000
01/01/2034
37,664
Metropolitan Water District of Southern California Subordinate
Water Revenue Refunding Bonds, 2020 Series A (NR/AA+)
30,000 4.000
07/01/2029
31,428
Sacramento Municipal Utility District Electric Revenue Refunding
Bonds 2022 Series J (NR/AA)
30,000 5.000
08/15/2027
31,568
San Bernadino Community College District, San Bernardino and
Riverside Counties Election of 2002 GO Bonds Series D
(Aa1/AA)
50,000 0.000
(a)
08/01/2032
39,434
San Diego Unified School District 2015 GO Refunding Bonds
Dedicated Unlimited Ad Valorem Property Tax Bonds Series
R-4 (Aa2/AA-)
40,000 5.000
07/01/2025
40,064
San Diego Unified School District GO Refunding Bonds Series
2012 R-1 (Aa2/AA-)
50,000 0.000
(a)
07/01/2031
40,851
San Francisco Bay Area Rapid Transit District GO Bonds Election
of 2016 2017 Series A-1 Green Bonds (Aaa/AA-)
30,000 5.000
08/01/2031
31,287
25,000 4.000
08/01/2036
25,110
San Francisco Bay Area Rapid Transit District Sales Tax Revenue
Bonds 2015 Refunding Series A (NR/AA+)
30,000 5.000
07/01/2027
30,050
San Francisco Unified School District California GO Bonds
Proposition A Election of 2006 Series F 2015 and Proposition
A Election of 2011 Series C 2015 (A1/AA-)
40,000 3.500
06/15/2035
38,022
San Jose Evergreen California Community College District GO
Bonds Election of 2004 B (AGM) (Aaa/AA+)
50,000 0.000
(a)
09/01/2031
41,111

GOLDMAN SACHS ACCESS MUNICIPAL BOND ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Santa Clara County Financing Authority California Refunding
Lease RB Multiple Facilities Projects 2016 Series Q
(NR/AA+)
$ 50,000 3.000%
05/15/2035
$ 45,410
Santa Clara Unified School District Election of 2014 GO Bonds
Series 2019 (Aaa/AAA)
30,000 3.000
07/01/2033
28,807
Southern California Public Power Authority and Transmission
System Renewal Project RB 2023-1 (Aa2/NR)
50,000 5.000
07/01/2034
54,107
State of California Department of Water Resources and Water
System Central Valley Project RB Series AX (Aa1/AAA)
35,000 5.000
12/01/2030
36,745
State of California GO Various Purpose Bonds (Aa2/AA-)
30,000 5.000
03/01/2030
32,816
70,000 5.000
11/01/2031
76,517
30,000 5.000
03/01/2032
32,603
30,000 5.000
11/01/2032
31,740
30,000 5.000
03/01/2034
32,295
State of California GO Various Purpose Refunding Bonds
(Aa2/AA-)
30,000 5.000
11/01/2030
31,353
50,000 5.000
11/01/2032
56,312
40,000 4.000
11/01/2034
40,077
State of California Tax Exempt Various Purpose GO Refunding
Bonds (Aa2/AA-)
50,000 5.000
09/01/2028
50,233
20,000 5.000
10/01/2028
21,415
State of California Tax Exempt Various Purpose GO Refunding
Bonds Bid Group B (Aa2/AA-)
70,000 3.375
09/01/2033
68,198
The Regents of The University of California General RB Series
2024 BV (Aa2/AA)
40,000 5.000
05/15/2036
44,350
The Regents of the University of California General Revenue
Bonds 2017 Series AY (Aa2/AA)
30,000 5.000
05/15/2032
30,985
The Regents of the University of California General Revenue
Bonds 2017 Series Bv (Aa2/AA)
50,000 5.000
05/15/2033
56,377
The Regents of the University of California Limited Project RB
2022 Series S (Aa3/AA-)
40,000 5.000
05/15/2029
43,240
The Regents of the University of California Limited Project RB
2022 Series S Forward Delivery (Aa3/AA-)
25,000 5.000
05/15/2031
27,674
WM S Hart High School District GO Bonds Election 2001 2005 B
(AGM) (Aa2/AA)
30,000 0.000
(a)
09/01/2029
26,238
2,002,547
Colorado - 1.6%
Colorado Health Facilities Authority Hospital RB Series 2015
(NR/A-)
30,000 5.000
01/15/2035
30,182
Colorado Health Facilities Authority RB for Commonspirit Health
Series 2024A (A3/A-)
50,000 5.000
12/01/2034
54,360
Colorado Health Facilities Authority RB Series 2019A (NR/A+)
30,000 5.000
11/01/2034
31,273
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
State of Colorado Higher Education Capital Construction Lease
Purchase Financing program Certificates of Participation
Series 2014 A (Aa2/AA-)
$ 40,000 5.000%
11/01/2025
$ 40,333
156,148
Connecticut - 2.1%
Connecticut State Health & Educational Facilities Authority RB
Quinnipiac University Issue Series L (A3/A-)
25,000 5.000
07/01/2032
25,003
State of Connecticut GO Bonds (Aa3/AA-)
30,000 5.000
11/15/2030
30,180
30,000 5.000
11/15/2032
30,134
State of Connecticut GO Bonds 2015 Series A (Aa3/AA-)
20,000 4.000
03/15/2032
20,031
State of Connecticut GO Bonds 2024 Series B
(Social Bonds) (Aa3/AA-)
40,000 5.000
01/15/2038
43,469
State of Connecticut GO Refunding Bonds Series 2016 B
(Aa3/AA-)
30,000 5.000
05/15/2027
30,561
State of Connecticut Tax Exempt GO Bonds 2018 Series E
(Aa3/AA-)
30,000 5.000
09/15/2034
31,321
210,699
Delaware - 0.3%
The State of Delaware GO Refunding Bonds Series 2017A
(Aaa/AAA)
27,000 5.000
01/01/2028
28,536
a a
District of Columbia - 2.4%
District of Columbia Hospital RB Refunding Children's Hospital
Obligated Group Issue Series 2015 (A1/NR)
30,000 5.000
07/15/2031
30,241
District of Columbia Washington D.C. General Obligation Bonds
Series 2024A (Aa1/AA+)
40,000 5.000
08/01/2036
44,258
District of Columbia Washington D.C. GO Bonds Series 2015B
(Aa1/AA+)
20,000 5.000
06/01/2026
20,029
District of Columbia Washington D.C. GO Bonds Series 2017D
(Aa1/AA+)
40,000 4.000
06/01/2033
40,155
District of Columbia Washington D.C. GO Bonds Series 2021D
(Aa1/AA+)
30,000 5.000
02/01/2029
32,150
District of Columbia Washington D.C. Income Tax Secured RB
Series 2019A Tax Exempt (Aa1/AAA)
30,000 5.000
03/01/2028
31,687
30,000 5.000
03/01/2030
32,223
230,743
Florida - 3.9%
City of Cape Coral Fl Water and Sewer Refunding RB Series 2017
(A1/A+)
20,000 5.000
10/01/2032
20,612
City of Jacksonville Transportation RB Refunding Series 2015
(Aa2/AA-)
30,000 3.000
10/01/2031
29,314

GOLDMAN SACHS ACCESS MUNICIPAL BOND ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
City of Lakeland Energy System Refunding RB Series 2016
(Aa3/AA)
$ 40,000 2.500%
10/01/2027
$ 38,938
Florida Housing Finance Corporation Homeowner
Mortgage RB 2021 Series 1 Non-AMT
(Social Bonds) (GNMA/FNMA/FHLMC) (Aaa/NR)
30,000 1.800
07/01/2036
22,225
Florida State Board of Education Public Education Capital Outlay
Refunding Bonds 2019 Series C (Aaa/AAA)
30,000 5.000
06/01/2031
32,122
Greater Orlando Aviation Authority Priority Subordinated Airport
Facilities RB Series 2017A AMT of The City of Orlando
Florida (Aa3/AA-)
20,000 5.000
(d)
10/01/2029
20,799
JEA Water and Sewer System RB 2017 Series A (Aa1/AA+)
40,000 3.250
10/01/2036
36,263
Orlando Utilities Commission Utility System RB Series 2018A
(Aa2/AA)
30,000 5.000
10/01/2032
31,149
Reedy Creek Improvement District Florida Ad Valorem Tax Bonds
Series 2017A (Aa3/AA-)
20,000 5.000
06/01/2030
20,708
Seminole County Water and Sewer Refunding RB Series 2015 A
(Aa2/AA+)
30,000 4.000
10/01/2030
30,044
State of Florida Full Faith and Credit State Board of Education
Public Education Capital Outlay Refunding Bonds 2022 Series
B Forward Delivery (Aaa/AAA)
30,000 5.000
06/01/2028
31,902
Tampa Bay Water, Florida Utility System Revenue Refunding &
Improvement Revenue Bonds 2001 A (NATL) (Aa1/AA+)
30,000 6.000
10/01/2029
33,186
The School Board of Miami-Dade County Florida Certificates of
Participation Series 2015D (A1/A+)
35,000 4.000
02/01/2032
35,165
382,427
Georgia - 1.7%
City of Atlanta Airport Passenger Facility Charge and Subordinate
Lien General RB Series 2023E (Aa3/NR)
40,000 5.000
07/01/2034
42,712
City of Atlanta Georgia Airport Passenger Facility Charge and
Subordinate Lien General RB Series 2023E (Aa3/NR)
50,000 5.000
07/01/2031
53,534
Forsyth County School District Georgia GO Bonds Series 2020
(Aaa/AAA)
30,000 5.000
02/01/2030
32,832
State of Georgia GO Bonds Series 2015A (Aaa/AAA)
35,000 4.000
02/01/2033
35,012
164,090
Hawaii - 1.3%
City and County of Honolulu GO Bonds Series 2018A Tax Exempt
(Aa2/NR)
30,000 5.000
09/01/2029
31,714
City and County of Honolulu GO Tax Exempt Refunding Bonds
Series 2017D (Aa2/NR)
30,000 5.000
09/01/2033
31,006
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Hawaii – (continued)
City and County of Honolulu Transit Improvements GO Series E
(Aa2/NR)
$ 30,000 5.000%
03/01/2029
$ 32,279
State of Hawaii GO Bonds of 2018 Series FT (Aa2/AA+)
30,000 5.000
01/01/2034
31,125
126,124
Illinois - 3.8%
Illinois Community College District No. 512 GO Bonds Series
2020 (Aaa/NR)
40,000 4.000
12/15/2029
40,902
Illinois Finance Authority RB for The University of Chicago, Series
2021A (Forward Delivery) (Aa2/AA-)
20,000 5.000
10/01/2032
22,109
Illinois Finance Authority RB Rush University Medical Center
Obligated Group Series 2015A (A1/A+)
30,000 5.000
11/15/2029
30,016
30,000 5.000
11/15/2034
29,999
Illinois St GO Bonds October 2020 B (A3/A-)
40,000 4.000
10/01/2032
39,802
20,000 4.000
10/01/2034
19,602
Regional Transportation Authority GO Bonds 2004A
(AGM) (Aa3/AA)
30,000 5.750
06/01/2029
32,291
Sales Tax Securitization Corp. Sales Tax Securitization Bonds
Series 2023A Social Bonds (NR/A+)
20,000 3.000
01/01/2027
19,848
State of Illinois GO Bonds Refunding Series October 2024 (A3/A-)
50,000 5.000
02/01/2034
54,093
State of Illinois GO Bonds Series November 2019A (A3/A-)
30,000 5.000
11/01/2026
30,713
State of Illinois GO Bonds, Series May 2023B (A3/A-)
50,000 5.000
05/01/2034
53,303
372,678
Indiana - 1.0%
Indiana Finance Authority State Revolving Fund Program Bonds
Series 2024A (NR/AAA)
50,000 5.000
02/01/2039
54,202
Indiana Revenues Special Program Carmel Jr Waterworks Project
Series 2008 B (AGM) (A1/AA)
30,000 0.000
(a)
06/01/2031
24,559
The Trustees of Indiana University Indiana University Consolidated
RB Series 2015A (Aaa/AAA)
20,000 5.000
06/01/2026
20,032
98,793
Iowa - 1.0%
Board of Regents State of Iowa Hospital Revenue Refunding Bonds
Series S.U.I. 2022C University of Iowa Hospitals and Clinics
(Aa2/AA)
30,000 5.000
09/01/2028
31,865
Iowa Finance Authority State Revolving Fund RB Series 2017
Green Bonds (Aaa/AAA)
30,000 5.000
08/01/2027
31,490
30,000 5.000
08/01/2030
31,162
94,517

GOLDMAN SACHS ACCESS MUNICIPAL BOND ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Kentucky - 0.3%
Kentucky Municipal Power Agency Power System Revenue
Refunding Bonds for Prairie State Project Series 2015A
(NATL) (Baa1/NR)
$ 30,000 5.000%
09/01/2025
$ 30,102
a a
Louisiana - 0.4%
City of Shreveport, Louisiana Water & Sewer RB Junior Lien
Series 2018C (BAM) (Baa3/AA)
20,000 5.000
12/01/2026
20,476
Louisiana Public Facilities Authority RB for Ochsner Clinic
Foundation Project Series 2002B (Aa1/NR)
20,000 5.500
(d)
05/15/2027
20,477
40,953
Maryland - 2.0%
Montgomery County GO Consolidated Public Improvement Bonds
Series 2020 A (Aaa/AAA)
30,000 4.000
08/01/2031
31,165
State of Maryland GO Bonds State and Local Facilities Loan
of 2019 First Series Tax Exempt Bonds Bidding Group 1
(Aa1/AAA)
30,000 5.000
03/15/2027
31,170
State of Maryland GO Bonds State and Local Facilities Loan of
2020 Second Series A Tax Exempt Bonds Bidding Group 2
(Aa1/AAA)
30,000 5.000
08/01/2032
32,657
State of Maryland GO Bonds State and Local Facilities Loan of
2020 Second Series A Tax Exempt Bonds Second Series A
Bidding Group 1 Bonds (Aa1/AAA)
30,000 5.000
08/01/2028
32,040
35,000 5.000
08/01/2030
38,546
Washington Suburban Sanitary District Maryland Consolidated
Public Improvement Refunding Bonds of 2020
Montgomery and Prince George's Counties Maryland
(CNTY GTD) (Aaa/AAA)
30,000 5.000
06/01/2030
32,991
198,569
Massachusetts - 4.2%
Commonwealth of Massachusetts GO Bonds Consolidated Loan of
2019 Series F (Aa1/AA+)
55,000 5.000
05/01/2029
59,481
Commonwealth of Massachusetts GO Bonds Consolidated Loan of
2024 Series B (Aa1/AA+)
40,000 5.000
05/01/2036
44,737
Commonwealth of Massachusetts GO Refunding Bonds 2018
Series C (Aa1/AA+)
20,000 5.000
09/01/2032
22,523
Massachusetts Bay Transn Authority Mass Sales Tax Revenue Sen
Sales Tax Bonds A-1 (Aa2/AA+)
40,000 5.250
07/01/2034
46,420
Massachusetts Bay Transportation Authority RB Series 2005 A
(Aa2/AA+)
30,000 5.000
07/01/2025
30,047
Massachusetts Development Finance Agency RB, Northeastern
University Issue, Series 2022 (A1/NR)
40,000 5.000
10/01/2035
43,889
Massachusetts Water Resources Authority General Revenue
Refunding Green Bonds 2024 Series C (Aa1/AA+)
40,000 5.000
08/01/2034
45,651
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Massachusetts – (continued)
School Building Authority Senior Dedicated Sales Tax Refunding
Bonds Series 2015 C (Aa1/AA+)
$ 30,000 5.000%
08/15/2025
$ 30,121
The Commonwealth of Massachusetts GO Bonds Consolidated
Loan of 2015 Series D (Aa1/AA+)
50,000 3.000
09/01/2032
48,893
The Commonwealth of Massachusetts GO Bonds Consolidated
Loan of 2018, Series B (Aa1/AA+)
40,000 5.000
01/01/2027
41,393
413,155
Michigan - 1.2%
Michigan State Housing Development Authority Rental Housing
RB 2019 Series A-1 Non-AMT (NR/AA+)
35,000 2.875
10/01/2034
30,550
State of Michigan GO Environmental Program and Refunding
Bonds Series 2017A Tax Exempt (Aa1/AA)
35,000 5.000
05/01/2026
35,693
State of Michigan GO Environmental Program Bonds Series 2018
Tax Exempt (Aa1/AA)
50,000 3.000
05/01/2030
49,719
115,962
Minnesota - 1.0%
Minnesota Public Facilities Authority State Revolving Fund RB
Series 2023A (Aaa/AAA)
50,000 5.000
03/01/2033
56,521
State of Minnesota GO State Various Purpose Bonds Series 2018A
(Aaa/AAA)
40,000 5.000
08/01/2031
42,297
98,818
Mississippi - 0.2%
Mississippi Development Bank Special Obligation Bonds Series
2015A Jackson Public School District GO Refunding Bond
Project Series 2015B Jackson Public School District Limited
Tax Refunding Note Project (NR/A+)
20,000 5.000
04/01/2026
20,290
a a
Missouri - 0.3%
Missouri Joint Municipal Electric Utility Commission Power
Project RB Refunding Bonds for Prairie State Project Series
2015A (A2/NR)
30,000 5.000
12/01/2030
30,000
a a
Montana - 0.5%
City of Forsyth Rosebud County Montana Pollution Control
Revenue Refunding Bonds Puget Sound Energy Project Series
2013A Non-AMT (NR/A-)
50,000 3.900
(b)
03/01/2031
49,415
a a
Nebraska - 0.2%
The University of Nebraska Facilities Corp. Facilities Bonds Series
2018 (Aa1/AA)
20,000 5.000
07/15/2026
20,455
a a
Nevada - 0.9%
Clark County School District GO Limited Tax Building and
Refunding Bonds Series 2017C (A1/AA-)
30,000 5.000
06/15/2027
31,237
30,000 5.000
06/15/2029
31,252

GOLDMAN SACHS ACCESS MUNICIPAL BOND ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Nevada – (continued)
Clark County School District Nevada GO Limited Tax School
Bonds Additionally Secured By Pledged Revenues Series
2015D (A1/AA-)
$ 25,000 4.000%
06/15/2032
$ 25,037
87,526
New Jersey - 3.2%
Higher Education Student Assistance Authority Senior Student
Loan Revenue Refunding Bonds Series 2018B (Aaa/AA)
30,000 5.000
12/01/2027
30,980
New Jersey Educational Facilities Authority Princeton University
RB 2024 Series A-1 (Aaa/AAA)
40,000 5.000
03/01/2031
44,321
New Jersey Health Care Facilities Financing Authority RB Valley
Health System Obligated Group Series 2019 (NR/A)
30,000 5.000
07/01/2032
31,800
New Jersey State Transportation Authority System Bonds Series
2006C (AMBAC) (A2/A-)
25,000 0.000
(a)
12/15/2028
22,141
New Jersey State Transportation Authority System Bonds Series
2006C (AGM) (A1/AA)
20,000 0.000
(a)
12/15/2029
17,121
New Jersey Transportation Trust Fund Authority RB Capital
Appreciation for Transportation System Bonds Series 2010 A
(A2/A-)
20,000 0.000
(a)
12/15/2031
15,772
30,000 0.000
(a)
12/15/2034
20,454
New Jersey Transportation Trust Fund Authority RB for
Transportation System Bonds Series 2006 C (NATL) (A2/A-)
40,000 0.000
(a)
12/15/2027
36,758
New Jersey Transportation Trust Fund Authority RB for
Transportation System Series 2009 A (A2/A-)
40,000 0.000
(a)
12/15/2033
28,700
New Jersey Transportation Trust Fund Authority Tax Exempt RB
for Transportation System Bonds Series 2019 A (A2/A-)
30,000 5.000
12/15/2025
30,298
New Jersey Transportation Trust Fund Authority Transportation
System Bonds 2018 Series A (A2/A-)
30,000 5.000
12/15/2029
31,703
310,048
New York - 15.8%
Dormitory Authority of The State of New York New York Personal
Income Tax RB General Purpose Series 2020A Bidding Group
2 Bonds Tax Exempt (Aa1/NR)
30,000 5.000
03/15/2032
32,660
Dormitory Authority of The State of New York New York State
Personal Income Tax RB General Purpose Series 2020A
Bidding Group 2 Bonds Tax Exempt (Aa1/NR)
30,000 5.000
03/15/2031
32,804
50,000 4.000
03/15/2034
50,395
Dormitory Authority of The State Of New York New York State
Personal Income Tax RB General Purpose Series 2020A
Bidding Group 2 Bonds Tax Exempt (Aa1/NR)
30,000 5.000
03/15/2033
32,522
Dormitory Authority of The State of New York New York
University RB Series 2015A (Aa2/AA-)
40,000 2.800
07/01/2027
39,918
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Dormitory Authority of The State of New York School
Districts RB Financing Program RB Series 2017B
(AGM ST INTERCEPT) (Aa3/AA)
$ 30,000 5.000%
10/01/2028
$ 31,224
30,000 5.000
10/01/2032
30,983
Dormitory Authority of The State of New York State Sales Tax RB
Series 2018A (Aa1/AA+)
30,000 5.000
03/15/2028
31,918
Hudson Yards Infrastructure Corp. Hudson Yards RB Fiscal 2022
Series A Green Bonds (Aa2/AA)
20,000 5.000
02/15/2032
22,580
Hudson Yards Infrastructure Corporation Revenue Bonds Fiscal
Green Bonds Series 2022 A (Aa2/AA)
30,000 4.000
02/15/2038
29,618
Long Island Power Authority Electric System RB Series C
(AGC) (A2/AA)
30,000 5.250
09/01/2029
32,317
Metropolitan Transportation Authority Dedicated Tax Fund
Refunding Green Bonds Subseries 2017B-2 (NR/AA)
25,000 3.125
11/15/2033
23,157
Metropolitan Transportation Authority RB Refunding for Climate
Bond Certified Series 2020 E (A3/A-)
30,000 5.000
11/15/2029
32,119
30,000 5.000
11/15/2033
32,155
Metropolitan Transportation Authority Revenue Refunding Bonds
Series 2015C (A3/A-)
30,000 5.250
11/15/2029
30,164
Metropolitan Transportation Authority Revenue Refunding for
Climate Bond Certified Series 2017B (A3/A-)
30,000 5.000
11/15/2027
31,293
Metropolitan Transportation Authority Transportation Revenue
Refunding Green Bonds Series 2017C-1 (A3/A-)
30,000 5.000
11/15/2027
31,293
35,000 5.000
11/15/2034
35,917
30,000 3.250
11/15/2036
25,420
Metropolitan Transportation Authority Transportation Revenue
Refunding Green Bonds, Series 2017C-2, Capital Appreciation
Bonds, Climate Bond Certified (A3/A-)
30,000 0.000
(a)
11/15/2033
21,466
New York City Housing Development Corp. Multi-Family Housing
RB 2017 Series G-1 Sustainable Neighborhood Bonds
(Aa2/AA+)
30,000 3.450
11/01/2037
26,757
New York City Municipal Water Finance Authority Water & Sewer
System Second General Resolution RB Fiscal 2024 Subseries
BB-2 (Aa1/AA+)
40,000 5.000
06/15/2035
45,404
New York City Transitional Finance Authority Building Aid RB
Fiscal 2015 Series S-1 (ST AID WITHHLDG) (Aa2/AA)
30,000 5.000
07/15/2029
30,031
New York City Transitional Finance Authority Building Aid RB
Fiscal 2023 Series S-1 Subseries S-1A Tax Exempt Bonds
(ST AID WITHHLDG) (Aa2/AA)
40,000 5.000
07/15/2030
43,607
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 2001 Series C (Aa1/AAA)
30,000 5.000
02/01/2030
32,586

GOLDMAN SACHS ACCESS MUNICIPAL BOND ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 2010 Subseries G-5 (Aa1/AAA)
$ 30,000 5.000%
05/01/2030
$ 32,692
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 2019 Series A Subseries A-1
(Aa1/AAA)
30,000 5.000
08/01/2034
31,272
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 2021 Series D Subseries D-1 Tax
Exempt Bonds (Aa1/AAA)
30,000 5.000
11/01/2034
32,051
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 2022 Series A Subseries A-1 Tax
Exempt Bonds (Aa1/AAA)
30,000 5.000
11/01/2027
31,524
30,000 5.000
11/01/2028
32,077
25,000 5.000
11/01/2034
27,155
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 2022 Series A Subseries A-1 Tax-
Exempt Bonds (Aa1/AAA)
40,000 5.000
11/01/2032
43,813
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 2022 Series C Subseries C-1 Tax
Exempt (Aa1/AAA)
20,000 5.000
02/01/2035
21,723
New York Convention Center Development Corp. RB for New York
City Hotel Unit Fee Revenue  Series 2015 (A2/NR)
30,000 3.500
11/15/2034
28,493
New York Convention Center Development Corp. RB for New York
City Hotel Unit Fee Revenue Series 2015 (A2/NR)
30,000 5.000
11/15/2032
30,162
New York State Dormitory Authority RB for Memorial Sloan-
Kettering Cancer Center (NATL) (WR/NR)
50,000 0.000
(a)
07/01/2027
46,842
New York State Environmental Facilities Corp. State Clean
Water and Drinking Water Revolving Funds RB New York
City Municipal Water Finance Authority Projects - Second
Resolution Bonds Series 2017 E Subordinated SRF Bonds
(Aaa/AAA)
20,000 5.000
06/15/2030
20,784
State of New York Mortgage Agency Homeowner Mortgage RB
Series 225 (NON-AMT) (Aa1/NR)
60,000 2.000
10/01/2035
46,867
The City of New York GO Bonds Fiscal 2006 Series J
(AGM) (Aa2/AA)
40,000 5.000
06/01/2034
44,759
The City of New York GO Bonds Fiscal 2013 Series E (Aa2/AA)
35,000 3.000
08/01/2033
32,119
The City of New York GO Bonds Fiscal 2018 Series 1 (Aa2/AA)
30,000 5.000
08/01/2026
30,745
30,000 5.000
08/01/2031
31,031
The City of New York GO Bonds Fiscal 2019 Series A (Aa2/AA)
30,000 5.000
08/01/2026
30,745
The City of New York GO Bonds Fiscal 2021 Series C (Aa2/AA)
30,000 5.000
08/01/2030
32,814
30,000 5.000
08/01/2034
32,052
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Triborough Bridge and Tunnel Authority MTA Bridges and Tunnels
Payroll Mobility Tax Senior Lien Refunding Green Bonds
Series 2023A Climate Bond Certified (NR/AA+)
$ 30,000 5.000%
11/15/2029
$ 32,651
Triborough Bridge and Tunnel Authority MTA Bridges and Tunnels
Payroll Mobility Tax Senior Lien Refunding Green Bonds
Series 2023C (NR/AA+)
40,000 5.000
11/15/2037
43,424
1,544,103
North Carolina - 1.3%
County of Wake Limited Obligation Bonds Series 2021 (Aa1/AA+)
30,000 4.000
03/01/2034
30,341
North Carolina Medical Care Commission Health Care Facilities
RB Vidant Health Series 2015 (A2/A)
50,000 4.000
06/01/2034
49,849
State of North Carolina Limited Obligation Bonds Series 2013A
(Aa1/AA+)
50,000 3.000
05/01/2031
48,608
128,798
North Dakota - 0.7%
North Dakota Public Finance Authority Revolving Fund Program
Bonds Series 2022A (Aaa/AAA)
30,000 5.000
10/01/2031
33,433
State of North Dakota Housing Finance Agency Program
Bonds Home Mortgage Finance Program 2021 Series B
(NON-AMT) (Social Bonds) (Aa1/NR)
40,000 2.300
07/01/2036
31,074
64,507
Ohio - 2.8%
American Municipal Power Inc. Prairie State Energy Campus
Project RB Refunding Series 2019C (A1/A)
30,000 5.000
02/15/2033
31,912
City of Columbus Sewerage System RB Refunding Series 2015
(Aa1/AA)
30,000 5.000
06/01/2030
30,491
County of Ohio Hospital Facilities RB for Mercy Health Series
2017A (A1/A+)
40,000 5.000
08/01/2028
41,876
Ohio Housing Finance Agency Residential Mortgage RB
Mortgage-Backed Securities Program 2022 Series A Non-
AMT Social Bonds (GNMA/FNMA/FHLMC) (Aa1/NR)
30,000 2.300
03/01/2033
25,598
Ohio Water Development Authority State of Ohio Water Pollution
Control Loan Fund RB Series 2020B (Aaa/AAA)
45,000 4.000
12/01/2037
45,405
Ohio Water Development Authority State Of Ohio Water Pollution
Control Loan Fund RB Series 2020B (Aaa/AAA)
30,000 5.250
12/01/2035
32,730
State of Ohio Higher Education GO Refunding Bonds Series
2017C (Aaa/AAA)
30,000 5.000
08/01/2027
31,444
State of Ohio Infrastructure Improvement GO Refunding Bonds
Series 2015C (Aaa/AAA)
30,000 5.000
09/01/2026
30,792
270,248

GOLDMAN SACHS ACCESS MUNICIPAL BOND ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Oklahoma - 0.3%
Grand River Dam Authority RB Series 2014A (A1/AA-)
$ 30,000 3.375%
06/01/2034
$ 28,468
a a
Oregon - 1.6%
City of Portland Oregon Second Lien Sewer System RB 2020
Series A (Aa2/AA)
20,000 5.000
03/01/2027
20,752
Medford Hospital Facilities Authority RB Refunding for Asante
Health System Obligated Group Series 2020 A (NR/A+)
20,000 5.000
08/15/2026
20,401
40,000 5.000
08/15/2033
42,442
State of Oregon Housing and Community Services Department
Mortgage RB Single-Family Mortgage Program 2017 Series D
Non-AMT (Aa2/NR)
45,000 3.150
07/01/2032
43,034
West Linn-Wilsonville School District No. 3JT GO Bonds
for Clackamas and Washington Counties Series 2020A
(SCH BD GTY) (Aa1/NR)
50,000 0.000
(a)
06/15/2035
32,433
159,062
Pennsylvania - 3.4%
Commonwealth Financing Authority Tax Exempt RB Series 2015
A (Aa3/A)
30,000 5.000
06/01/2033
30,036
Commonwealth of Pennsylvania GO Bonds: First Series of 2016
and First Refunding Series of 2016 (Aa2/A+)
60,000 5.000
09/15/2026
61,650
Department of Water and Power of the City of Los Angeles RB
Series 2018 D (A3/A)
30,000 3.250
07/01/2032
28,685
Pennsylvania Housing Finance Agency Single Family Mortgage RB
Series 2017-123B (NON-AMT) (Aa1/AA+)
40,000 3.450
10/01/2032
39,359
Philadelphia Authority For Industrial Development City Agreement
Revenue Refunding Bonds Cultural and Commercial Corridors
Program Series A (A1/A+)
45,000 5.000
12/01/2031
45,284
Port Authority of Allegheny County Pennsylvania Special Revenue
Transportation Bonds Refunding Series of 2020 (Aa3/AA-)
30,000 5.000
03/01/2029
32,158
Sports and Exhibition Authority of Pittsburgh and Allegheny
County Allegheny County Hotel Room Excise Tax RB
Refunding Series A Of 2022 (AGM) (A2/AA)
30,000 5.000
02/01/2031
32,407
Sports and Exhibition Authority of Pittsburgh and Allegheny
County Hotel Room Excise Tax RB Refunding Series A Of
2022 (AGM) (A2/AA)
20,000 5.000
02/01/2032
21,773
The City of Philadelphia, Pennsylvania GO Bonds, Series 2021A
(Tax-Exempt) (A1/A+)
40,000 5.000
05/01/2034
42,958
334,310
South Carolina - 0.5%
Scago Educational Facilities Corp. For Pickens School District
Installment Purchase Refunding RB School District Of Pickens
County Project Series 2015 (A1/A)
50,000 5.000
12/01/2027
50,059
a a
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Tennessee - 1.3%
Metropolitan Government Nashville & Davidson County Health &
Ed. Fac. Board (WR/A)
$ 30,000 5.000%
07/01/2031
$ 32,369
Tennessee State School Bond Authority Higher Educational
Facilities Second Program Bonds 2017 Refunding Series B
(ST INTERCEPT) (Aa1/AA+)
30,000 5.000
11/01/2027
31,538
Tennessee State School Bond Authority Higher Educational
Facilities Second Program Bonds 2017 Series A
(ST HGR ED INTERCEPT PROG) (Aa1/AA+)
30,000 5.000
11/01/2033
30,990
The Metropolitan Government of Nashville and Davidson County
GO Improvement Bonds Series 2021C (Aa2/AA+)
40,000 3.000
01/01/2034
37,400
132,297
Texas - 6.8%
Austin Public Improvement Refunding Bonds 2020 (NR/AAA)
30,000 5.000
09/01/2029
32,501
Board of Regents of The Texas A&M University System Revenue
Financing System Bonds Series 2017E (Aaa/AAA)
30,000 5.000
05/15/2028
31,090
Board of Regents of The University of Houston System
Consolidated Revenue and Refunding Bonds Series 2022A
(Aa2/AA)
20,000 5.000
02/15/2031
21,905
Board of Regents of the University of Texas System Current
Refunding Revenue Bonds, Series A (Aaa/AAA)
30,000 5.000
08/15/2032
32,106
City of Dallas Texas GO Refunding and Improvement Bonds Series
2019A (NR/AA-)
50,000 3.000
02/15/2036
43,990
City of Houston Texas Combined Utility System First Lien
Revenue Refunding Bonds Series 2018D (Aa2/NR)
30,000 5.000
11/15/2032
31,610
Collin County Community College District Texas Limited Tax
Bonds Series 2018 (Aaa/AAA)
35,000 4.000
08/15/2031
35,431
Harris County Cultural Education Facilities Finance Corporation
Hospital RB for Memorial Hermann Health System Series
2019A (Aa3/AA-)
30,000 5.000
12/01/2027
31,426
Harris County Permanent Improvement Refunding Bonds Series
2022A (Aaa/NR)
30,000 5.000
10/01/2026
30,890
Harris County Texas Tax and Subordinate Lien Revenue Refunding
Bonds Series 2022A (Aaa/NR)
30,000 5.000
08/15/2027
31,390
20,000 5.000
08/15/2032
22,337
Hurst-Euless-Bedford Independent School District Unlimited Tax
Refunding Bonds Series 2017A (NR/AA+)
20,000 5.000
08/15/2027
20,901
20,000 5.000
08/15/2028
20,843
North Texas Municipal Water District Water System RB Refunding
Bonds Series 2021A (Aa1/AAA)
30,000 4.000
09/01/2030
31,241
North Texas Municipal Water District Water System Revenue
Refunding and Improvement Bonds Series 2015 (Aa1/AAA)
20,000 5.000
09/01/2028
20,084

GOLDMAN SACHS ACCESS MUNICIPAL BOND ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Texas Water Development Board State Revolving Fund RB New
Series 2022 (NR/AAA)
$ 25,000 5.000%
08/01/2032
$ 28,015
Texas Water Development Board State Revolving Fund RB New
Series 2023 (NR/AAA)
40,000 5.000
08/01/2032
44,824
Texas Water Development Board State Water Implementation
Revenue Fund For Texas RB Series 2015A (NR/AAA)
30,000 5.000
10/15/2029
30,175
30,000 5.000
10/15/2030
30,168
30,000 4.000
10/15/2032
30,035
Trinity River Authority of Texas Regional Wastewater System
Revenue Improvement and Refunding Bonds Series 2018
(NR/AAA)
30,000 5.000
08/01/2033
31,387
Trinity River Authority Regional Wastewater System Revenue
Improvement and Refunding Bonds Series 2017B (NR/AAA)
30,000 5.000
08/01/2030
31,048
663,397
Utah - 1.0%
State Board of Regents of The State of Utah University of Utah
General Revenue Series 2017A (ST APPROP) (Aa1/AA+)
30,000 5.000
08/01/2031
31,094
Utah Board of Higher Education University of Utah General RB
Series 2022B Green Bonds (Aa1/AA+)
30,000 5.000
08/01/2030
32,949
Utah Transit Authority Sales Tax Revenue Refunding Bonds Series
2006 C (AGM) (Aa2/AA+)
30,000 5.250
06/15/2032
32,974
97,017
Virginia - 1.8%
Fairfax County Virginia Public Improvement Bonds Series 2023A
(ST AID WITHHLDG) (Aaa/AAA)
30,000 4.000
10/01/2031
31,698
50,000 4.000
10/01/2034
51,540
Virginia College Building Authority Educational Facilities Revenue
Refunding Bonds 21St Century College and Equipment
Programs Series 2017E (Aa1/AA+)
30,000 5.000
02/01/2029
31,646
Virginia College Building Authority Virginia Educational Facilities
Revenue Refunding Bonds Public Higher Education Financing
Program Series 2016A (ST INTERCEPT) (Aa1/AA+)
35,000 3.000
09/01/2026
34,975
Virginia Educational Facilities RB Refunding for Public
Higher Education Financing Program Series 2016A
(ST INTERCEPT) (Aa1/AA+)
30,000 5.000
09/01/2028
30,682
180,541
Washington - 3.3%
State of Washington Various Purpose GO Bonds Series 2016A-1
(Aaa/AA+)
30,000 5.000
08/01/2030
30,090
State of Washington Various Purpose GO Bonds Series 2019A
(Aaa/AA+)
30,000 5.000
08/01/2032
31,473
25,000 5.000
08/01/2034
26,044
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Washington – (continued)
State of Washington Various Purpose GO Bonds Series 2021C
(Aaa/AA+)
$ 50,000 5.000%
02/01/2030
$ 54,674
State of Washington Various Purpose GO Bonds Series 2023B
(Aaa/AA+)
20,000 5.000
02/01/2027
20,718
State of Washington Various Purpose GO Refunding Bonds Series
R-2018D (Aaa/AA+)
30,000 5.000
08/01/2031
31,064
State of Washington Washington Various Purpose GO Bonds Series
2023B (Aaa/AA+)
40,000 5.000
02/01/2037
43,491
The Central Puget Sound Regional Transit Authority Sales Tax and
Motor Vehicle Excise Tax Improvement and Refunding Bonds
Series 2021S-1 Green Bonds (Aa1/AAA)
30,000 5.000
11/01/2030
33,157
University of Washington General Revenue and Refunding Bonds
2015C (Aa1/AA+)
50,000 4.000
12/01/2028
50,065
320,776
Wisconsin - 1.3%
Public Finance Authority Lease Development RB for Ku Campus
Development Corp. Central District Development Project
Series 2016 (Aa2/NR)
50,000 5.000
03/01/2030
50,536
State of Wisconsin GO Refunding Bonds Series 2016 (NR/NR)
30,000 5.000
(d)
11/01/2030
30,539
Wisconsin Health and Educational Facilities Authority Revenue
Refunding Bonds Series 2015 Prohealth Care Inc. Obligated
Group (A1/A+)
45,000 3.150
08/15/2027
44,414
125,489
TOTAL MUNICIPAL BONDS
(Cost $9,784,409)
9,670,507
Shares
Dividend
    Rate Value
a
Investment Company - 0.0%
(e)
Investment Company - 0.0%
Goldman Sachs Financial Square Government Fund - Institutional
Shares
76 0.042% 76
(Cost $76)
TOTAL INVESTMENTS - 98.7%
(Cost $9,784,485)
$ 9,670,583
OTHER ASSETS IN EXCESS
OF LIABILITIES - 1.3%
130,069
NET ASSETS - 100.0%
$ 9,800,652
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)
Issued with a zero coupon. Income is recognized through the accretion of discount.
(b)
Variable Rate Demand Instruments – rate shown is that which is in effect on May 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

GOLDMAN SACHS ACCESS MUNICIPAL BOND ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
(c)
Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on May 31, 2025.
(d)
Pre-refunded security. Maturity date disclosed is pre-refunding date.
(e)
Represents an affiliated issuer.
Security ratings disclosed, if any, are issued by either Standard &
Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of
Additional Information.
Investment Abbreviations:
AGC - Insured by Assured Guaranty Corp.
AGM - Insured by Assured Guaranty Municipal Corp.
AGM ST
INTERCEPT
-
Assured Guaranty Municipal Corp. State-Aid Intercept
AMBAC - Insured by American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax (subject to)
BAM - Build America Mutual Assurance Co.
CNTY GTD - County Guaranteed
FHLMC - Insured  by Federal Home Loan Mortgage Corp.
FNMA - Insured by Federal National Mortgage Association
GNMA - Insured by Government National Mortgage
Association
GO - General Obligation
MTA - Metropolitan Transportation Authority
NATL - National Public Finance Guarantee Corp.
NR - Not Rated
RB - Revenue Bond
ST AID
WITHHLDG
-
State Aid Withholding
ST APPROP - State Appropriation

Goldman Sachs Dynamic California Municipal Income ETF
Schedule of Investments
May 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds - 102.5%
California - 91 .1%
Airport Commission of The City and County of San Francisco
International Airport Second Series Refunding RB Series
2020A (AMT) (A1/AA-)
$ 130,000 5.000%
05/01/2037
$ 133,518
Airport Commission of The City and County of San Francisco
International Airport Second Series Revenue Refunding Bonds
Series 2024A (A1/NR)
125,000 5.250
05/01/2040
131,665
Amador Water Agency Revenue Certificates of Participation Series
2024A (A2/NR)
100,000 5.000
06/01/2026
101,375
Antioch Unified School District Contra Costa County California
GO Bonds Election of 2024 Series A (AGC) (NR/AA)
100,000 5.000
08/01/2041
106,104
Bay Area Toll Authority San Francisco Bay Area Subordinate Toll
Bridge RB 2019 Series S-8 (A1/AA-)
100,000 3.000
04/01/2054
69,914
California Community Choice Financing Authority Clean Energy
Project RB Series 2023B (A1/NR)
100,000 5.000
(a) (b)
07/01/2053
103,988
California Community Choice Financing Authority Clean Energy
Project RB Series 2024D (Aa1/NR)
300,000 5.000
(a) (b)
02/01/2055
317,854
California Community Choice Financing Authority Clean Energy
Project RB Series 2024E (Green Bonds) (A1/NR)
100,000 5.000
(a) (b)
02/01/2055
105,054
California Community Choice Financing Authority Clean Energy
Project RB Term Rate Green Bonds Series 2024F (Aa3/NR)
100,000 5.000
(a) (b)
02/01/2055
105,875
California Community Choice Financing Authority Series 2021B-2
(A1/NR)
100,000 2.420
(b) (c)
02/01/2052
94,832
California County Tobacco Securitization Agency RB Refunding
Series 2020 B-1 (NR/BBB+)
100,000 5.000
06/01/2049
97,142
California Educational Facilities Authority RB University of San
Francisco Series 2018A (A3/NR)
100,000 5.000
10/01/2053
98,203
California Enterprise Development Authority Lease RB Riverside
County Mead Valley Wellness Village Project Series 2024A
(Aa3/AA-)
100,000 5.250
11/01/2049
106,369
California Health Facilities Financing Authority RB Adventist
Health System/West Series 2024A (NR/BBB+)
100,000 5.000
12/01/2036
104,474
California Health Facilities Financing Authority RB Children'S
Hospital of Orange County Series 2024B (NR/AA)
110,000 5.000
(a) (b)
11/01/2054
121,521
California Health Facilities Financing Authority RB Commonspirit
Health Series 2024A (A3/A-)
100,000 5.000
12/01/2030
109,906
175,000 5.000
12/01/2042
179,938
110,000 5.000
12/01/2044
112,216
California Health Facilities Financing Authority RB Scripps Health
Series 2024B (NR/AA-)
100,000 5.000
(a) (b)
11/15/2061
110,143
California Health Facilities Financing Authority RB Sutter Health
Series 2018A (A1/A+)
125,000 5.000
11/15/2027
131,842
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California Health Facilities Financing Authority Refunding RB
Adventist Health System West Series 2016A (NR/BBB+)
$ 185,000 4.000%
03/01/2039
$ 167,911
California Health Facilitiess Financing Authority Variable Rate RB
Providence St Joseph Health Obligated Group 2009D (A2/A)
210,000 5.000
07/01/2031
233,537
California Infrastructure and Economic Development Bank RB Bay
Area Toll Authority Series 2003 A (FGIC) (#Aa1/AA+)
130,000 5.000
(d)
01/01/2028
137,344
California Infrastructure and Economic Development Bank
Refunding RB Preforming Arts Center of Los Angeles County
Series 2020 (A3/A)
250,000 5.000
12/01/2041
256,979
California Infrastructure and Economic Development Bank
Refunding RB Segerstrom Center for The Arts Series 2024
(NR/A-)
100,000 5.000
01/01/2032
109,236
California Infrastructure and Economic Development Bank Senior
Subordinated Secured RB Brightline West Passenger Rail
Project Series 2025A (NR/NR)
300,000 9.500
(a) (b) (e)
01/01/2065
290,782
California Municipal Finance Authority Community Facilities
District No. 2021-13 City of Lincoln - Esplanade At Turkey
Creek Special Tax Bonds Series 2025 (NR/NR)
150,000 5.000
09/01/2055
143,168
California Municipal Finance Authority Linxs Apm Project Senior
Lien RB Series 2018A (NR/NR)
100,000 5.000
12/31/2034
100,899
California Municipal Finance Authority Linxs Apm Project Senior
Lien RB, Series 2018A (NR/NR)
100,000 5.000
06/30/2031
101,991
California Municipal Finance Authority RB for The Learning
Choice Academy Series 2021 A (NR/BBB-)
25,000 4.000
07/01/2031
24,613
250,000 4.000
07/01/2055
189,663
California Municipal Finance Authority Refunding RB PRS-
California Obligated Group Projects Series 2024A Tax-Exempt
(NR/NR)
100,000 5.000
04/01/2044
101,083
California Municipal Finance Authority Solid Waste Disposal
RB Waste Management Inc. Project Series 2020
(NR/A-/A-2) (PUTABLE)
250,000 3.750
(a) (b) (f)
10/01/2045
249,999
California Municipal Finance Authority Special Facility RB For
United Airlines International Airport Project Series 2019
(NR/BB)
100,000 4.000
07/15/2029
97,402
California Pollution Control Financing Authority RB San Jose
Water Company Project Series 2016 (NR/A)
100,000 4.750
11/01/2046
90,105
California Pollution Control Financing Authority Solid Waste
Disposal Refunding RB Waste Management Inc. Project Series
2015B-2 (NR/A-/A-2) (PUTABLE)
125,000 3.125
(a) (b)
11/01/2040
124,200
California Public Finance Authority Health Care Facilities RB
Series 2025A (Baa1/NR)
100,000 5.000
11/01/2054
98,979

Goldman Sachs Dynamic California Municipal Income ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California School Finance Authority RB for Classical Academy
Obligated Group Series 2021 A (NR/BBB-)
$ 240,000 3.000%
(e)
10/01/2031
$ 223,738
California School Finance Authority School Facility RB Value
Schools Series 2020A (NR/BBB-)
250,000 3.250
(e)
07/01/2030
238,902
California Statewide Communities Development Authority Kaiser
Permanente RB Series 2004J (NR/AA-) (PUTABLE)
150,000 5.000
(a) (b)
04/01/2036
161,547
California Statewide Communities Development Authority
Kaiser Permanente RB Series 2009C Sub-Series C-3
(NR/AA-) (PUTABLE)
125,000 5.000
(a) (b)
04/01/2045
134,623
California Statewide Communities Development Authority RB
Refunding for Loma Linda University Medical Center Series
2014 A (NR/BB)
150,000 5.500
12/01/2054
146,322
California Statewide Communities Development Authority Student
Housing Refunding RB for University of California Irvine East
Campus Apartments Series 2016 (Baa1/NR)
50,000 5.000
05/15/2040
50,023
City and County of San Francisco Multifamily Housing RB
Sunnydale Hope SF Block 9 Series 2025B-2 (Aa1/NR)
250,000 3.350
(a) (b) (f)
08/01/2029
250,118
City of Glendale California Electric RB, 2024 Series (NR/A+)
140,000 5.000
02/01/2039
148,307
City of Long Beach Marina Revenue Refunding Bonds Series 2025
(NR/A)
100,000 5.000
05/15/2026
101,917
City of Vernon Electric System RB 2021 Series A (Baa1/A-)
100,000 5.000
04/01/2028
104,154
Community Facilities District No. 2020-2 Countryview of The
Romoland School District Improvement Area No. 1 Series
2025 Special Tax Bonds (NR/NR)
100,000 5.000
09/01/2040
101,351
Community Facilities District No. 2021-1 of The Temecula Valley
Unified School District Special Tax Bonds Series 2024
(NR/NR)
100,000 5.000
09/01/2049
97,049
Community Facilities District No. 2023-2 Cimarron Ridge of The
City of Menifee Improvement Area No. 1 Special Tax Bonds
Series 2025A (NR/NR)
260,000 5.000
09/01/2035
266,136
Contra Costa Transportation Authority Sales Tax RB Limited Tax
Bonds Refunding Bonds Series 2018B (NR/AAA)
135,000 5.000
03/01/2030
139,889
CSCDA Community Improvement Authority Essential Housing
Senior Lien RB Series 2021A-1 (NR/NR)
200,000 3.600
(e)
05/01/2047
158,357
Department of Airports of The City of Los Angeles California
Los Angeles International Airport Senior Refunding RB 2018
Series B (Amt) (Aa2/AA)
100,000 5.000
05/15/2027
102,801
Department of Airports of The City of Los Angeles California Los
Angeles International Airport Subordinate RB 2021 Series D
(NR/NR)
10,000 5.000
05/15/2031
10,833
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Department of Airports of The City of Los Angeles California
Los Angeles International Airport Subordinate Revenue and
Refunding RB 2021 Series A (Aa3/AA-)
$ 100,000 5.000%
05/15/2037
$ 103,397
Department of Water and Power of The City of Los Angeles
California Power System Variable Rate Demand RB, 2002
Series A Subseries A-5 (Aa2/A/A-1)
235,000 3.100
(a) (b)
07/01/2035
235,000
Department of Water and Power of The City of Los Angeles Power
System RB 2018 Series D (Aa2/A)
100,000 5.000
07/01/2048
99,035
Department of Water and Power of The City of Los Angeles Power
System RB 2025 Series A (Aa2/NR)
310,000 5.000
07/01/2028
321,636
East Bay Municipal Utility District Alameda and Contra Costa
Counties California Wastewater System Revenue Refunding
Bonds Series 2015A-2 (Aa1/AAA)
100,000 5.000
06/01/2038
112,953
East Bay Regional Park District 2024 Promissory Notes
(Aaa/AAA)
100,000 4.000
05/01/2043
97,268
Eastern Foothill Transportation Corridor Agency Senior Lien Toll
Road Refunding RB Series 1995A (NR/AA+)
105,000 0.000
(g)
01/01/2028
97,354
El Monte City School District Los Angeles California Election of
2008 GO Bonds Series B (A1/A+)
100,000 0.000
(g)
08/01/2039
54,099
Equitable School Revolving Fund California Infrastructure
and Economic Development Bank Series 2024 B
(Social Bonds) (NR/A)
100,000 5.000
11/01/2029
105,706
Folsom Ranch Financing Authority, Community Facilities District
No. 18 Folsom Plan Area-Wide Improvements and Services
Special Tax RB Series 2024 (NR/NR)
100,000 5.000
09/01/2028
103,578
Golden State Tobacco Securitization Corp. Enhanced
Tobacco Settlement Asset-Backed Bonds Series 2015A
(ST APPROP) (Aa3/A+)
125,000 5.000
(d)
06/01/2025
125,000
Improvement Area No. 1 of City of Mountain House Community
Facilities District No. 2024-1 Public Facilities and Services
California Special Tax Bonds Series 2025 (NR/NR)
150,000 5.000
09/01/2040
150,692
Lake Tahoe Unified School District GO Bonds Election of 2008
Series 2010 (AGM) (A1/AA)
100,000 0.000
(g)
08/01/2031
81,278
Lone Pine Unified School District Inyo County California General
Obligation Bonds, Election of 2024 Series 2025 (NR/A+)
250,000 5.500
08/01/2054
259,084
Los Angeles California University School District CTFS Partner
Co Op 2023 A Green Bond (A1/NR)
50,000 5.000
10/01/2027
52,514
Los Angeles California University School District CTFS Partner
Co Op 2023 A Green Bond (NR/NR)
75,000 5.000
10/01/2027
78,822
Los Angeles County Development Authority Multifamily
Housing Mortgage RB 2111 Firestone 2023 Series E
(HUD SECT 8) (Aa1/NR)
50,000 5.000
(a) (b)
07/01/2043
50,683

Goldman Sachs Dynamic California Municipal Income ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Los Angeles County Metropolitan Transportation Authority
Measure R Senior Sales Tax RB Series 2016-A (Aa1/AAA)
$ 170,000 5.000%
06/01/2025
$ 170,000
Los Angeles County Public Works Financing Authority Lease RB
2024 Series H (NR/AA+)
230,000 5.000
12/01/2028
246,892
Los Angeles County Public Works Financing Authority
Lease Revenue Refunding Bonds 2015 Series B
(Tax-Exempt) (Aa2/AA+)
100,000 5.000
12/01/2025
101,062
Los Angeles Unified School District County of Los Angeles
California Election of 2024 GO Bonds US Series A-1 2025
(Aa2/NR)
250,000 5.000
07/01/2037
279,285
Msr Energy Authority California Gas RB Series 2009A Modesto
(NR/BBB+)
100,000 6.125
11/01/2029
105,030
Municipal Improvement Corporation of Los Angeles Lease RB
Series 2020-A (NR/A+)
140,000 5.000
11/01/2026
143,855
Municipal Improvement Corporation of Los Angeles Lease RB
Series 2023-A (Aa3/NR)
120,000 5.000
05/01/2028
127,375
Municipal Improvement Corporation of Los Angeles Series 2016-B
(NR/A+)
100,000 5.000
11/01/2027
102,767
Needles Unified School District San Bernardino County Ca Go
Bonds Election of 2008 Series 2011B (AGM) (A1/AA)
115,000 0.000
(h)
08/01/2041
90,461
Palomar Health Certificates of Participation Evidencing
Proportionate Undivided Ownership Interests of the Holders
thereof in Installment Payments to be Paid Series 2022A
(AGM) (A1/AA)
100,000 5.250
11/01/2035
105,773
Public Utilities Commission of The City and County of San
Francisco Wastewater RB 2024 Series C (Aa2/AA)
100,000 5.000
10/01/2054
102,603
River Islands Public Financing Authority Community Facilities
District No. 2003-1 Special Tax series 2022 (NR/NR)
100,000 5.750
09/01/2052
102,315
Riverside Public Financing Authority Lease RB Series 2025A
(NR/AA-)
200,000 5.000
11/01/2034
224,322
Riverside Unified School District Financing Authority California
2024 Special Tax Refunding RB (BAM) (NR/AA)
100,000 5.000
09/01/2035
114,370
Sacramento City Unified School District 2024 GO Bonds for
Election of 2020 Measure H 2024 Series B (AGM) (A1/AA)
100,000 4.000
08/01/2048
90,208
San Bernardino City Unified School District Certificates of
Participation 2025 Financing (AG) (NR/AA)
200,000 4.375
10/01/2043
191,920
San Diego County Regional Airport Authority Subordinate Airport
RB Series 2021B (A1/NR)
250,000 5.000
07/01/2028
261,184
San Diego Regional Building Authority Lease Revenue Refunding
Bonds County Operations Center Series 2016A (Aa1/AA+)
165,000 5.000
10/15/2028
166,266
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
San Francisco Community College District City and County of
San Francisco California Election of 2020 GO Bonds Series B
(BAM) (A1/AA)
$ 100,000 5.250%
06/15/2049
$ 105,392
San Joaquin Hills Transportation Corridor Agency RB Refunding
for Junior Lien Toll Road Series 2014B (NR/A-)
100,000 5.250
01/15/2049
100,012
South San Francisco Unified School District 2016 GO Bonds
Measure J, Series C (Aaa/NR)
105,000 0.000
(g)
09/01/2025
104,183
State of California GO Bonds Various Purpose General Obligation
Refunding Bonds (Aa2/AA-)
100,000 5.000
03/01/2035
107,141
State of California Tax-Exempt Various Purpose GO Refunding
Bonds (Aa2/AA-)
100,000 5.000
08/01/2025
100,364
State Public Works Board of The State of California Lease RB for
Various Capital Projects Series 2023 D (Aa3/A+)
100,000 5.500
11/01/2028
108,538
Tahoe Forest Hospital District Placer and Nevada Counties 2019
GO Refunding Bonds (Aa3/NR)
100,000 3.000
08/01/2042
77,161
Tejon Ranch Public Facilities Financing Authority Special Tax for
Community Facilities District No. 2008-1 Industrial Complex
Public Improvements series 2024-A (NR/NR)
100,000 5.000
09/01/2042
101,230
The Regents of The University of California  Medical Center
Pooled RB Series 2016-L (Tax-Exempt) (Aa3/AA-)
125,000 5.000
05/15/2032
126,977
Trustees of The California State University Systemwide RB Series
2016A (Aa2/AA-)
125,000 3.125
11/01/2036
113,511
Tulare County Transportation Authority Sales Tax RB Limited Tax
Bonds Series 2020 (NR/AA)
100,000 4.000
02/01/2034
103,485
Union Elementary School District Santa Clara County Election of
2014 GO Bonds Series A (Aa1/AA+)
100,000 3.125
09/01/2039
87,136
13,484,808
Guam - 2 .0%
Government of Guam Limited Obligation Section 30 Bonds Series
2016A (NR/BB)
100,000 5.000
12/01/2035
100,824
Guam Government RB Refunding Series 2021 F (Baa3/NR)
100,000 4.000
01/01/2042
88,437
Guam Power Authority / Revenue Refunding Bonds, 2022 Series A
(Tax-Exempt Forward Delivery) (Baa2/BBB)
100,000 5.000
10/01/2034
107,885
297,146
Puerto Rico - 6 .9%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB
Refunding for Senior Lien Series 2020 A (NR/NR)
250,000 5.000
(e)
07/01/2047
237,226
Puerto Rico Commonwealth GO Restructured Bonds Series 2022
A-1 (NR/NR)
100,000 5.750
07/01/2031
107,064
101,000 0.000
(g)
07/01/2033
68,459
50,000 4.000
07/01/2033
48,106

Goldman Sachs Dynamic California Municipal Income ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Additional Investment Information
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Commonwealth GO Restructured Bonds Series 2022
A-1 (NR/NR) – (continued)
$ 25,000 4.000%
07/01/2046
$ 20,562
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
Restructured Bonds Series A-2 (NR/NR)
150,000 4.329
07/01/2040
139,921
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital
Appreciation Restructured RB Series 2018 A-1 (NR/NR)
30,000 0.000
(g)
07/01/2033
21,263
182,000 0.000
(g)
07/01/2046
58,428
75,000 0.000
(g)
07/01/2051
17,706
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital
Appreciation Restructured RB Series 2019 A-2 (NR/NR)
116,000 4.329
07/01/2040
108,323
Puerto Rico Sales Tax Financing Corporation Sales Tax
Restructured RB Series 2018 A-1 (NR/NR)
200,000 5.000
07/01/2058
187,911
1,014,969
Virgin Islands - 2 .5%
Matching Fund Special Purpose Securitization Corporation
Matching Fund Securitization Bonds Series 2022A (NR/NR)
100,000 5.000
10/01/2028
101,830
Virgin Islands Transportation & Infrastructure Corporation Grant
Anticipation RB Federal Highway Grant Anticipation Revenue
Loan Note Series 2025 (NR/A)
250,000 5.000
(f)
09/01/2030
268,564
370,394
TOTAL MUNICIPAL BONDS
(Cost $15,374,045)
15,167,317
TOTAL INVESTMENTS - 102.5%
(Cost $15,374,045)
$ 15,167,317
LIABILITIES IN EXCESS
OF OTHER ASSETS
- (2.5)%
(373,105)
NET ASSETS - 100.0%
$ 14,794,212
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)
Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on May 31, 2025.
(b)
Variable Rate Demand Instruments – rate shown is that which is in effect on May 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
(c)
Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on May
31, 2025.
(d)
Pre-refunded security. Maturity date disclosed is pre-refunding date.
(e)
Exempt from registration under Rule 144A of the Securities Act of 1933.
(f)
When-issued security.
(g)
Issued with a zero coupon. Income is recognized through the accretion of discount.
(h)
Zero coupon bond until next reset date.
Security ratings disclosed, if any, are issued by either Standard &
Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of
Additional Information.
Investment Abbreviations:
AGC - Insured by Assured Guaranty Corp.
AGM - Insured by Assured Guaranty Municipal Corp.
AMT - Alternative Minimum Tax (subject to)
BAM - Build America Mutual Assurance Co.
FGIC - Insured by Financial Guaranty Insurance Co.
GO - General Obligation
HUD SECT 8 - Hud Section 8
RB - Revenue Bond
ST APPROP - State Appropriation
FUTURES CONTRACTS
— At May 31, 2025 , the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Short position contracts:
U.S. Treasury Ultra Bond (1) 09/19/25 $ (116,313) $ (1,080)

GOLDMAN SACHS DYNAMIC NEW YORK MUNICIPAL INCOME ETF
Schedule of Investments
May 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds - 101.2%
Alabama - 2 .1%
Southeast Alabama Gas Supply District Gas Supply RB Refunding
Series 2024B (A1/NR)
$ 125,000 5.000%
(a) (b)
06/01/2049
$ 130,724
a a
Guam - 4 .9%
Guam Government RB Refunding Series 2021 F (Baa3/NR)
100,000 4.000
01/01/2042
88,437
Guam Power Authority / Revenue Refunding Bonds, 2022 Series A
(Tax-Exempt Forward Delivery) (Baa2/BBB)
100,000 5.000
10/01/2034
107,884
Port Authority of Guam Port RB 2018 Series B Private Activity
(AMT) (Baa2/A)
100,000 5.000
07/01/2032
102,427
298,748
Nevada - 1 .6%
Director of The State of Nevada Department of Business and
Industry Senior Subordinated Secured RB Brightline West
Passenger Rail Project Series 2025A (NR/NR)
100,000 9.500
(a) (b) (c)
01/01/2065
95,426
a a
New York - 81 .1%
Allegany County Capital Resource Corp. RB for Alfred University
Project Series 2024 (NR/BBB+)
25,000 5.250
04/01/2039
25,753
Andover Central School District New York GO Bond Anticipation
Notes 2024 (ST AID WITHHLDG) (NR/NR)
100,000 4.750
06/20/2025
100,057
Build NYC Resource Corp. RB for Bay Ridge Preparatory School
Project Series 2024 (NR/BB)
100,000 5.000
(c)
09/01/2039
96,790
Build NYC Resource Corporation RB, Manhattan College Project
Series 2017 (NR/BBB)
110,000 4.000
08/01/2042
89,978
Build NYC Resource Corporation Tax-Exempt RB Success
Academy Charter Schools Project Series 2024 (NR/A-)
100,000 5.000
09/01/2032
108,602
City of Troy Capital Resource Corp. Revenue Refunding Bonds
for Rensselaer Polytechnic Institute Project Series 2020A
(Forward Delivery) (A3/BBB+)
125,000 5.000
09/01/2037
129,173
Clinton County Capital Resource Corp. (A3/NR)
100,000 5.000
(c)
07/01/2037
104,408
County of Monroe Industrial Development Agency Multifamily
Housing RB andrews Terrace Community Partners L.P. Project
Series 2023B-1 (HUD SECT 8) (Aa1/NR)
100,000 5.000
(a) (b)
07/01/2028
103,611
County of Monroe Industrial Development Agency School Facility
RB for Rochester Schools Modernization Project Series 2018
(ST AID WITHHLDG) (Aa2/AA)
100,000 5.000
05/01/2028
106,608
Dormitory Authority of the State of New York Montefiore
Obligated Group RB, Series 2024 (Baa3/BBB-)
100,000 5.000
11/01/2025
100,555
Dormitory Authority of The State of New York Northwell Health
Obligated Group RB Series 2024A (A3/A-)
120,000 5.250
05/01/2054
121,683
Dormitory Authority of The State of New York NYU Hospitals
Center RB Series 2016A (A1/A+)
50,000 4.000
07/01/2040
47,624
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Dormitory Authority of The State of New York Pace University RB
Series 2024A (Baa3/BBB-)
$ 100,000 5.250%
05/01/2040
$ 103,403
Dormitory Authority of The State of New York State
Personal Income Tax RB General Purpose Series 2018A
(Tax-Exempt) (Aa1/NR)
125,000 5.000
03/15/2035
126,984
Dormitory Authority of the State of New York White Plains
Hospital Obligated Group RB Series 2024 (AGC) (A1/AA)
100,000 5.250
10/01/2044
104,723
Dutchess County Local Development Corp. RB for Marist College
Project Series 2015A (A2/NR)
100,000 5.000
07/01/2040
100,146
Dutchess County Local Development Corp. RB Nuvance Health
Issue Series 2019B (Baa3/BBB)
100,000 4.000
07/01/2044
88,465
Frontier Central School District GO Bond Anticipation Notes
Series B (ST AID WITHHLDG) (NR/NR)
100,000 4.500
07/17/2025
100,167
Long Island Power Authority Electric System General RB Series
2019A (A2/A)
105,000 3.000
09/01/2036
94,226
Metropolitan Transportation Authority Dedicated Tax Green Fund
Bonds Series 2016B-1 (NR/AA)
100,000 5.000
11/15/2036
101,159
Metropolitan Transportation Authority Transportation Revenue
Refunding Green Bonds Series 2025A (A3/A-)
50,000 5.000
11/15/2038
53,106
Monroe County Industrial Development Corp. RB for University of
Rochester Project Series 2020A (Tax-Exempt) (Aa3/AA-)
125,000 4.000
07/01/2050
108,820
New York City Industrial Development Agency Pilot Revenue
Refunding Bonds Yankee Stadium Project Series 2020A
(Tax-Exempt) (AGM) (A1/AA)
115,000 5.000
03/01/2028
120,846
New York City Industrial Development Agency RB Refunding for
Queens Ballpark Co. LLC Series 2021 A (AGM) (A1/AA)
100,000 3.000
01/01/2046
71,895
New York City Municipal Water Finance Authority Water and
Sewer System Second General Resolution RB Adjustable Rate
Fiscal 2011 Series DD (Aa1/AA+/A-1)
120,000 2.900
(a) (b)
06/15/2043
120,000
New York City Municipal Water Finance Authority Water and
Sewer System Second General Resolution RB Adjustable
Rate Fiscal 2021 Series EE Subseries EE-1 and EE-2
(Aa1/AA+/A-1)
100,000 2.900
(a) (b)
06/15/2045
100,000
New York City Municipal Water Finance Authority Water and
Sewer System Second General Resolution RB Fiscal Series
2018-DD (Aa1/AA+)
125,000 5.000
06/15/2040
127,375
New York City Municipal Water Finance Authority Waterand Sewer
System Second General Resolution RB Fiscal 2015 Series FF
(Aa1/AA+)
75,000 5.000
(d)
06/15/2025
75,052
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 2023 Series D Subseries D-1 Tax-
Exempt Bonds (Aa1/AAA)
100,000 5.000
11/01/2026
102,992

GOLDMAN SACHS DYNAMIC NEW YORK MUNICIPAL INCOME ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
New York City Transitional Finance Authority Future Tax Secured
Tax-Exempt Subordinate Bonds Fiscal 2016 Series F
(Aa1/AAA)
$ 100,000 3.000%
02/01/2039
$ 83,356
New York Liberty Development Corp. RB Refunding for 3 World
Trade Center LLC Series 2014 (NR/NR)
100,000 5.000
(c)
11/15/2044
97,266
New York State Environmental Facilities Corp. Solid Waste
Disposal Refunding RB for Waste Management, Inc. Project
Series 2012 (NR/A-/A-2) (PUTABLE)
100,000 4.100
(a) (b)
05/01/2030
100,046
New York State Housing Finance Agency State Personal Income
Tax RB 2024 Series A-2 (Aa1/NR)
100,000 3.450
(a) (b)
06/15/2054
99,564
New York Transportation Development Corp. RB for Delta Air
Lines, Inc. Series 2018 (Baa2/NR)
100,000 5.000
01/01/2029
101,887
New York Transportation Development Corporation
Special Facilities Bonds, Series 2016A
125,000 4.000
07/01/2035
122,916
New York Transportation Development
Corporation Special Facilities RB, Series 2024
100,000 5.250
06/30/2049
98,981
New York Transportation Development Corporation Terminal 4
John F. Kennedy International Airport Project Special Facility
RB Series 2020C (Tax-Exempt/NON-AMT) (Baa1/BBB)
100,000 4.000
12/01/2042
89,046
Oneida County Local Development Corp. RB Refunding for
Mohawk Valley Health System Obligated Group Project Series
2019 A (AGM) (NR/AA)
100,000 4.000
12/01/2049
86,790
Oneida Indian Nation Tax RB Series 2024B
(Federally Tax-Exempt) (NR/NR)
100,000 6.000
(c)
09/01/2043
105,367
Onondaga Civic Development Corporation RB Syracuse University
Project Series 2025 (Aa3/AA-)
100,000 4.500
12/01/2050
93,654
Sauquoit Valley Central School District GO Bond Anticipation
Notes 2024 (ST AID WITHHLDG) (NR/NR)
100,000 4.375
08/01/2025
100,106
The City of New York GO Bonds Fiscal 2022 Series B and C Tax-
Exempt Bonds, Series C (Aa2/AA)
100,000 5.000
08/01/2027
104,579
The Port Authority of New York and New Jersey Consolidated
Bonds Two Hundred Twenty-Sixth Series (Aa3/AA-)
110,000 5.000
10/15/2027
114,079
100,000 5.000
10/15/2041
101,611
The Trust for Cultural Resources of the City of New York Revenue
and Refunding Bonds Series 2024A (Aa3/AA-)
100,000 5.000
07/15/2054
103,081
Transportation Infrastructure Properties LLC Trips Obligated
Group Build NYC Resource Corporation Senior Airport
Facilities RB Trips Obligated Group Series 2025 (NR/BBB+)
100,000 5.500
(e)
07/01/2055
101,048
Triborough Bridge and Tunnel Authority MTA Bridges and
Tunnels Payroll Mobility Tax Senior Lien Bonds Series 2022C
(NR/AA+)
100,000 5.250
05/15/2052
102,999
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Triborough Bridge and Tunnel Authority MTA Bridges and Tunnels
Payroll Mobility Tax Senior Lien Refunding Bonds Series
2022B (NR/AA+)
$ 100,000 4.000%
05/15/2026
$ 100,947
Triborough Bridge and Tunnel Authority Mta Bridges and Tunnels
Real Estate Transfer Tax RB Series 2025A (NR/AA+)
100,000 5.250
05/15/2059
103,732
Yonkers Economic Development Corp. RB Refunding for Charter
School of Educational Excellence Series 2020 A (NR/BB)
100,000 4.000
10/15/2030
98,641
4,943,897
Puerto Rico - 7 .2%
Puerto Rico Commonwealth GO Restructured Bonds Series 2022
A-1 (NR/NR)
100,000 5.750
07/01/2031
107,064
49,000 0.000
(f)
07/01/2033
33,213
50,000 4.000
07/01/2033
48,106
25,000 4.000
07/01/2046
20,562
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
Restructured Bonds Series A-2 (NR/NR)
100,000 4.329
07/01/2040
93,281
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital
Appreciation Restructured RB Series 2018 A-1 (NR/NR)
75,000 0.000
(f)
07/01/2046
24,077
75,000 0.000
(f)
07/01/2051
17,706
Puerto Rico Sales Tax Financing Corporation Sales Tax
Restructured RB Series 2018 A-1 (NR/NR)
100,000 5.000
07/01/2058
93,955
437,964
Virgin Islands - 4 .3%
Matching Fund Special Purpose Securitization Corporation
Matching Fund Securitization Bonds Series 2022A (NR/NR)
100,000 5.000
10/01/2028
101,830
Virgin Islands Transportation & Infrastructure Corporation Grant
Anticipation RB Federal Highway Grant Anticipation Revenue
Loan Note Series 2025 (NR/A)
150,000 5.000
(e)
09/01/2030
161,138
262,968
TOTAL MUNICIPAL BONDS
(Cost $6,333,284)
6,169,727
TOTAL INVESTMENTS - 101.2%
(Cost $6,333,284)
$ 6,169,727
LIABILITIES IN EXCESS
OF OTHER ASSETS
- (1.2)%
(73,727)
NET ASSETS - 100.0%
$ 6,096,000
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)
Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on May 31, 2025.
(b)
Variable Rate Demand Instruments – rate shown is that which is in effect on May 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
(c)
Exempt from registration under Rule 144A of the Securities Act of 1933.
(d)
Pre-refunded security. Maturity date disclosed is pre-refunding date.

GOLDMAN SACHS DYNAMIC NEW YORK MUNICIPAL INCOME ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Additional Investment Information
(e)
When-issued security.
(f)
Issued with a zero coupon. Income is recognized through the accretion of discount.
Security ratings disclosed, if any, are issued by either Standard &
Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of
Additional Information.
Investment Abbreviations:
AGC - Insured by Assured Guaranty Corp.
AGM - Insured by Assured Guaranty Municipal Corp.
AMT - Alternative Minimum Tax (subject to)
GO - General Obligation
HUD SECT 8 - Hud Section 8
MTA - Metropolitan Transportation Authority
RB - Revenue Bond
ST AID
WITHHLDG
-
State Aid Withholding
FUTURES CONTRACTS
— At May 31, 2025 , the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Short position contracts:
U.S. Treasury Ultra Bond (1) 09/19/25 $ (116,313) $ (1,080)
Security ratings disclosed, if any, are issued by either Standard &
Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of
Additional Information.
Investment Abbreviations:
AGC - Insured by Assured Guaranty Corp.
AGM - Insured by Assured Guaranty Municipal Corp.
AMT - Alternative Minimum Tax (subject to)
GO - General Obligation
HUD SECT 8 - Hud Section 8
MTA - Metropolitan Transportation Authority
RB - Revenue Bond
ST AID
WITHHLDG
-
State Aid Withholding

Goldman Sachs Municipal Income ETF
Schedule of Investments
May 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds - 92.5%
Alabama - 3 .7%
Alabama Housing Finance Authority Collateralized
Single Family Mortgage RB 2024 Series C Bonds
(NON-AMT) (GNMA/FNMA/FHLMC) (Aa1/NR)
$ 100,000 4.450%
10/01/2044
$ 97,026
Jefferson County Alabama Sewer Revenue Warrants Series 2024
(Baa1/BBB+)
100,000 5.250
10/01/2042
103,960
Southeast Alabama Gas Supply District Gas Supply RB Refunding
Series 2024B (A1/NR)
125,000 5.000
(a) (b)
06/01/2049
130,724
Southeast Energy Authority A Cooperative District Energy Supply
RB Series 2025B (A1/NR)
200,000 5.250
(a) (b)
03/01/2055
206,509
The Black Belt Energy District Gas Supply RB Series 2021A
(Aa1/NR)
150,000 4.000
(a) (b)
06/01/2051
148,344
The Public Educational Building Authority of Jacksonville State
University Foundation Higher Educational Facilities RB Jsu
Foundation Project Series 2024 (BAM) (Baa2/AA)
125,000 5.125
08/01/2044
128,260
814,823
Arizona - 1 .0%
City of Chandler IDA RB for Intel Corp. Project Series 2022-2
(Baa1/BBB)
100,000 5.000
(a) (b)
09/01/2052
101,901
City of Phoenix Civic Improvement Corporation Junior Lien
Airport RB Series 2019B (AMT) (Aa3/A+)
125,000 5.000
07/01/2035
128,360
230,261
California - 6 .2%
California Community Choice Financing Authority Clean Energy
Project RB Term Rate Green Bonds Series 2024F (Aa3/NR)
215,000 5.000
(a) (b)
02/01/2055
227,630
California Health Facilities Financing Authority RB Scripps Health
Series 2024B (NR/AA-)
100,000 5.000
(a) (b)
11/15/2061
110,143
California Infrastructure and Economic Development Bank Senior
Subordinated Secured RB Brightline West Passenger Rail
Project Series 2025A (NR/NR)
100,000 9.500
(a) (b) (c)
01/01/2065
96,927
City and County of San Francisco Multifamily Housing RB
Sunnydale Hope SF Block 9 Series 2025B-2 (Aa1/NR)
125,000 3.350
(a) (b) (d)
08/01/2029
125,059
Department of Airports of The City of Los Angeles California,
Los Angeles International Airport Subordinate Revenue and
Refunding RB 2025 Series A (Aa3/NR)
100,000 5.000
05/15/2030
106,144
Department of Water and Power of The City of Los Angeles
California Power System Variable Rate Demand RB, 2002
Series A Subseries A-5 (Aa2/A/A-1)
500,000 3.100
(a) (b)
07/01/2035
500,000
Department of Water and Power of The City of Los Angeles Power
System RB 2018 Series D (Aa2/A)
100,000 5.000
07/01/2048
99,035
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Equitable School Revolving Fund California Infrastructure
and Economic Development Bank Series 2024 B
(Social Bonds) (NR/A)
$ 100,000 5.000%
11/01/2029
$ 105,706
1,370,644
Colorado - 5 .3%
City and County of Denver, Colorado, Airport System Subordinate
RB Series 2018A (AMT) (A1/A+)
130,000 5.000
12/01/2043
128,708
Colorado Health Facilities Authority RB for Commonspirit Health
Series 2019B-2 (A3/A-)
95,000 5.000
(a) (b)
08/01/2049
95,767
Colorado Health Facilities Authority RB Refunding for
CommonSpirit Health Obligated Group Series 2019 A-2
(A3/A-)
100,000 5.000
08/01/2038
101,634
Colorado Health Facilities Authority RB Series 2019A (NR/A+)
150,000 5.000
11/01/2028
158,431
Colorado Health Facilities Authority Revenue Hospital Reference
Bonds Childrens Hospital Colorado 2020A (Aa2/AA+/A-1)
500,000 3.000
(a) (b)
12/01/2052
500,000
Denver Health & Hospital Authority RB Series 2019 A (NR/BBB)
110,000 4.000
12/01/2040
99,826
Trails at Crowfoot Metropolitan District No. 3 in the Town of
Parker Colorado GO Limited Tax Refunding Bonds Series
2024A (AGC) (NR/AA)
100,000 5.000
12/01/2027
103,569
1,187,935
Connecticut - 1 .2%
City of Hartford Connecticut Special Obligation Refunding Bonds
State Contract Assistance Series 2025 (Aa3/AA-)
250,000 5.000
07/15/2027
260,176
a a
District of Columbia - 0 .4%
Metropolitan Washington Airports Authority Dulles Toll Road
Subordinate Lien Revenue Refunding Bonds for Dulles
Metrorail and Capital Improvement Projects Series 2019B
(Baa2/A-)
100,000 4.000
10/01/2035
99,564
a a
Florida - 14 .5%
Aberdeen Community Development District Special Assessment
Refunding Series 2020 A-1 (AG) (NR/AA)
55,000 3.250
05/01/2036
48,784
Aventura Isles Community Development District Miami-Dade
County Florida Special Assessment Refunding Bonds Series
2024 (NR/NR)
200,000 5.000
05/01/2027
203,601
Broward County Florida Convention Center Hotel First Tier RB
Series 2022 (Aaa/AAA)
200,000 5.000
01/01/2040
207,674
City of Gainesville Florida Variable Rate Utilities System RB 2012
Series B (Aa3/NR)
500,000 3.000
(a) (b)
10/01/2042
500,000
County of Osceola Transportation RB Refunding Series 2019 A-1
(NR/BBB+)
155,000 5.000
10/01/2038
156,998

Goldman Sachs Municipal Income ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Crossings Community Development District Osceola County
Special Assessment Bonds Series 2024 (NR/NR)
$ 100,000 5.350%
05/01/2044
$ 95,255
Florida Development Finance Corp. Educational Facilities RB
for Saint Andrew's School of Boca Raton, Inc. Project Series
2024A (NR/BBB+)
125,000 5.250
06/01/2044
125,087
Florida Development Finance Corp. RB Brightline Florida
Passenger Rail Expansion Project Series 2025A (NR/NR)
250,000 8.250
(a) (b) (c)
07/01/2057
254,563
Hammock Oaks Community Development District Town of Lady
Lake Florida Special Assessment Bonds Series 2025 (NR/NR)
170,000 4.500
(c)
05/01/2032
171,097
Housing Finance Authority of Hillsborough County
Multifamily Housing Zion Village RB Series 2024
(HUD SECT 8) (Aa1/NR)
100,000 3.250
(a) (b)
09/01/2042
99,884
Liberty Cove Community Development District Special
Assessment RB Series 2024 (NR/NR)
85,000 4.800
05/01/2031
84,875
Lowery Hills Community Development District City of Lake
Alfred Florida Special Assessment Bonds Series 2025
Assessment Area One (NR/NR)
100,000 4.550
(c)
05/01/2032
99,847
Miami Dade County Aviation Revenue Refunding Bonds Series
2015A (NR/A+)
150,000 5.000
10/01/2038
149,755
Orange County Health Facilities Authority Hospital RB Orlando
Health Obligated Group Series 2023A (A2/A+)
100,000 5.000
10/01/2038
105,380
Peace Creek Village Community Development District City of
Winter Haven Florida Special Assessment Bonds Series 2025
(NR/NR)
100,000 4.500
(c)
05/01/2032
99,788
Sarasota County Public Hospital District Fixed Rate Hospital RB
Series 2018 (A1/NR)
100,000 4.000
07/01/2048
86,232
Seminole County Sales Tax Revenue Refunding Bonds Series
2005B (NATL) (Aa1/AA)
115,000 5.250
10/01/2026
118,648
South Broward Hospital District Refunding RB for South Broward
Hospital District Obligated Group Series 2016 (Aa3/AA)
100,000 5.000
05/01/2028
101,674
The School Board of Pinellas County Florida Certificates of
Participation The School Board of Pinellas County Florida
Master Lease Program Series 2021A (A2/NR)
180,000 5.000
07/01/2033
196,453
Tradition Community Development District No. 9 Port St. Lucie,
Florida Special Assessment Bonds Series 2025 (NR/NR)
100,000 5.400
05/01/2045
95,645
Volusia County Educational Facilities Authority Educational
Facilities Revenue Refunding Bonds Stetson University Inc.
Project Series 2025 (Baa1/BBB+)
200,000 5.000
06/01/2034
210,960
3,212,200
Georgia - 1 .7%
Development Authority of Burke County Pollution Control RB
First Series 2009 (A3/A/A-1)
100,000 3.100
(a) (b)
07/01/2049
100,000
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Georgia – (continued)
Development Authority of Monroe County Georgia Pollution
Control RB Georgia Power Company Plant Scherer Project
Second Series 2009 (A3/A) (PUTABLE)
$ 185,000 3.875%
(a) (b)
10/01/2048
$ 185,336
Development Authority of The Unified Government of Athens-
Clarke County Georgia University of Georgia Project - Bolton
Commons LLC Refunding RB Series 2024 (Aa3/NR)
100,000 3.000
06/15/2039
84,028
369,364
Guam - 0 .4%
Guam Government RB Refunding Series 2021 F (Baa3/NR)
100,000 4.000
01/01/2042
88,437
a a
Illinois - 8 .4%
Chicago Illinois Board of Education GO Bonds Capital
Appreciation for School Reform Series 1998 B-1
(NATL) (Baa3/BB+)
90,000 0.000
(e)
12/01/2030
71,577
City of Chicago Chicago O’Hare International Airport General
Airport Senior Lien RB Series 2017D (AMT) (NR/A+)
135,000 5.000
01/01/2035
136,072
City of Chicago GO Bonds Series 2024A (NR/BBB)
180,000 5.000
01/01/2041
177,508
City of Chicago Multi-Family Housing RB The Ave Sw Project
Series 2025 (Aa1/NR)
150,000 3.200
(a) (b)
10/01/2028
149,808
City of Chicago Second Lien Wastewater Transmission RB
Refunding Series 2024B (BAM) (NR/AA)
150,000 5.000
01/01/2031
163,501
City of Chicago Second Lien Water Revenue Refunding Bonds
Series 2004 (NR/A+)
115,000 5.000
11/01/2026
117,925
City of Springfield Illinois Senior Lien Electric Revenue
Refunding Bonds Series of 2024 (BAM) (A3/AA)
100,000 5.000
03/01/2030
107,591
Forest Preserve District of Will County Illinois GO Limited Tax
Bonds Series 2024 (Aa1/NR)
100,000 5.000
12/15/2042
104,215
Illinois State GO Bonds June 2016 (BAM-TCRS) (NR/AA)
135,000 4.000
06/01/2041
122,213
Metropolitan Pier and Exposition Authority RB Refunding for
McCormick Place Expansion Project Series 2024 B (NR/A)
100,000 5.000
06/15/2053
96,060
Sales Tax Securitization Corp. Second Lien Sales Tax
Securitization Bonds Series 2020A (NR/A+)
100,000 5.000
01/01/2026
100,986
Sales Tax Securitization Corp. Second Lien Sales Tax
Securitization Bonds Series 2021A (NR/A+)
140,000 5.000
01/01/2032
152,329
State of Illinois GO Bonds Series of May 2024B (A3/A-)
135,000 5.250
05/01/2043
138,856
The County of Cook Illinois Sales Tax RB Series 2024 (NR/AA-)
225,000 5.000
11/15/2042
230,687
1,869,328

Goldman Sachs Municipal Income ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Indiana - 0 .9%
City of Whiting Environmental Facilities Refunding RB for
BP Products North America Inc. Project Series 2019A
(A1/A-) (PUTABLE)
$ 100,000 5.000%
(a) (b)
12/01/2044
$ 100,892
The Indianapolis Local Public Improvement Bond Bank Bonds
Series 2024E (NR/AA-)
100,000 5.000
02/01/2030
108,076
208,968
Louisiana - 0 .5%
Board of Commissioners of The Port of New Orleans Louisiana
Port Facility RB Series 2025A (NON-AMT) (A2/A)
100,000 5.250
04/01/2055
101,889
a a
Maryland - 0 .6%
Frederick County Maryland Tax Allocation Refunding for Oakdale-
Lake Linganore Development District Series 2019 B (NR/NR)
150,000 3.750
07/01/2039
131,720
a a
Michigan - 1 .6%
City of Detroit, County of Wayne, Unlimited Tax GO Social Bonds
Series 2023A (Tax Exempt) (Baa2/BBB)
100,000 6.000
05/01/2039
110,714
Michigan Finance Authority Revenue Hospital Bonds Trinity
Health Credit Group 2013MI-5 (NR/AA-)
265,000 4.000
12/01/2040
243,943
354,657
Minnesota - 0 .5%
Minneapolis St. Paul Metropolitan Airports Commisson
Subordinate Airport RB Series 2024B (AMT) (NR/A+)
100,000 5.000
01/01/2039
103,228
a a
Mississippi - 2 .3%
Mississippi Business Finance Corporation Gulf Opportunity
Zone Industrial Development RB Chevron Usa Inc. Project
(Aa2/AA-/A-1+)
515,000 3.000
(a) (b)
12/01/2030
515,000
a a
Missouri - 2 .4%
Health and Educational Facilities Authority of The State of
Missouri Variable Rate Demand Educational Facilities RB
Saint Louis University Series 2008B-2 (Aa1/AA+/A-1)
525,000 3.000
(a) (b)
10/01/2035
525,000
a a
Nevada - 0 .4%
Director of The State of Nevada Department of Business and
Industry Senior Subordinated Secured RB Brightline West
Passenger Rail Project Series 2025A (NR/NR)
100,000 9.500
(a) (b) (c)
01/01/2065
95,425
a a
New Hampshire - 0 .4%
National Finance Authority RB for Presbyterian Senior Living
Project Series 2023A (NR/NR)
100,000 5.250
07/01/2048
100,035
a a
New Jersey - 4 .2%
New Jersey Economic Development Authority Special Facility
Revenue and Refunding Bonds Series 2017 (Baa2/NR)
100,000 5.000
10/01/2047
95,279
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Educational Facilities Authority Princeton University
RB, 2025 Series A-2 (Aaa/AAA)
$ 200,000 5.000%
(a) (b)
07/01/2064
$ 221,292
New Jersey Transportation Trust Fund Authority RB for
Transportation System Series 2009 A (A2/A-)
335,000 0.000
(e)
12/15/2039
171,035
New Jersey Transportation Trust Fund Authority Transportation
System Bonds 2021 Series A (A2/A-)
100,000 4.000
06/15/2035
99,028
New Jersey Transportation Trust Fund Authority Transportation
System Bonds 2022 Series A (A2/A-)
150,000 4.000
06/15/2041
137,618
New Jersey Turnpike Authority Turnpike RB Series 2025 A
(A1/AA-)
200,000 5.000
(d)
01/01/2043
209,270
933,522
New York - 7 .5%
Andover Central School District New York GO Bond Anticipation
Notes 2024 (ST AID WITHHLDG) (NR/NR)
100,000 4.750
06/20/2025
100,057
Brooklyn Arena Local Development Corp. Pilot RB Refunding for
Barclays Center Series 2016 A (AGM) (A1/AA)
100,000 3.000
07/15/2043
72,715
Brooklyn Arena Local Development Corporation Pilot Revenue
Refunding Bonds, Series 2016A (AG) (A1/AA)
200,000 4.000
07/15/2029
201,118
City of Troy Capital Resource Corp. Revenue Refunding Bonds
for Rensselaer Polytechnic Institute Project Series 2020A
(Forward Delivery) (A3/BBB+)
100,000 5.000
09/01/2037
103,339
Dormitory Authority of The State of New York State Personal
Income Tax RB General Purpose Series 2025A (Aa1/NR)
150,000 5.000
03/15/2048
153,711
Metropolitan Transportation Authority RB Refunding Green Bond
Series 2024A (BAM) (A3/AA)
100,000 4.000
11/15/2048
86,180
New York City Industrial Development Agency RB Refunding for
Queens Ballpark Co. LLC Series 2021 A (AG) (A1/AA)
170,000 3.000
01/01/2046
122,222
New York City Municipal Water Finance Authority Water and
Sewer System Second General Resolution RB Adjustable Rate
Fiscal 2014 Series AA Fiscal 2014 Subseries AA1 AA2 AA5
AA6 (Aa1/AA+/A-1+)
200,000 3.000
(a) (b)
06/15/2050
200,000
New York Transportation Development Corp. RB for Delta Air
Lines, Inc. Series 2020 (Baa2/NR)
175,000 5.000
10/01/2040
173,142
New York Transportation Development Corporation Terminal 4
John F. Kennedy International Airport Project Special Facility
RB Series 2020C (Tax-Exempt/NON-AMT) (Baa1/BBB)
100,000 4.000
12/01/2042
89,046
Onondaga Civic Development Corporation RB Syracuse University
Project Series 2025 (Aa3/AA-)
150,000 5.000
12/01/2032
168,405
Sauquoit Valley Central School District GO Bond Anticipation
Notes 2024 (ST AID WITHHLDG) (NR/NR)
100,000 4.375
08/01/2025
100,106

Goldman Sachs Municipal Income ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Triborough Bridge and Tunnel Authority Mta Bridges and Tunnels
Payroll Mobility Tax Bond Anticipation Notes Series 2025A
(NR/SP-1+)
$ 100,000 5.000%
03/01/2028
$ 105,299
1,675,340
Ohio - 3 .3%
City of Norwood, Ohio Special Obligation Revenue Refunding
Bonds Series 2025 (NR/NR)
145,000 4.375
12/01/2030
144,299
Cleveland Airport Special RB for Continental Airlines, Inc. Project
Series 1998 (Ba3/BB)
180,000 5.375
09/15/2027
180,078
Columbus-Franklin County Finance Authority Multifamily
Housing RB Westerville Crossing Apartments Series 2024B
(Aa1/NR)
100,000 5.000
(a) (b)
12/01/2028
104,214
Ohio Housing Finance Agency Multifamily Housing RB at Main
Series 2025 (Aa1/NR)
200,000 3.700
(a) (b)
11/01/2047
201,124
State of Ohio Higher Educational Facility Commission State of
Ohio Higher Educational Facility RB Xavier University 2024
Project (Baa1/NR)
100,000 5.000
05/01/2040
102,481
732,196
Oklahoma - 1 .8%
Oklahoma Housing Finance Agency Collateralized RB The
Villages at A New Leaf II Series 2025 (Aa1/NR) (PUTABLE)
300,000 3.400
(a) (b) (d)
07/01/2028
300,287
Wagoner County Development Authority Sales Tax RB Series 2025
(NR/NR)
100,000 6.500
05/01/2035
100,261
400,548
Oregon - 1 .5%
City of Forest Grove Oregon Campus Improvement Revenue
Refunding Bonds Pacific University Series 2022A Forward
Delivery (NR/BBB)
175,000 5.000
05/01/2033
178,773
The Port of Portland Oregon Portland International Airport RB
Series Twenty-Eight (AMT) (NR/AA-)
150,000 5.000
07/01/2030
159,311
338,084
Pennsylvania - 3 .2%
Acts Retirement Life Communities, Inc. Obligated Group
Montgomery County Industrial Development Authority
Retirement Communities RB Series 2016 (NR/NR)
100,000 5.000
11/15/2033
101,178
City of Erie Higher Education Building Authority RB for Gannon
University Series 2021 (Baa2/BBB+)
25,000 4.000
05/01/2036
23,084
Coatesville Area School District Chester County Pennsylvania GO
Bonds Series of 2025 (AG ST AID WITHHLDG) (Aa3/AA)
250,000 5.250
(d)
11/15/2042
260,299
Commonwealth of Pennsylvania GO Bonds First Series of 2024
Bid Group B (Aa2/A+)
100,000 4.000
08/15/2044
93,888
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
Pennsylvania Economic Development Financing Authority RB
Refunding for American Water Co. Project Series 2019
(A1/A+)
$ 150,000 3.000%
04/01/2039
$ 123,632
Pennsylvania Economic Development Financing Authority UPMC
RB, Series 2020A (A2/A)
100,000 5.000
(a) (b)
03/15/2060
105,056
707,137
Puerto Rico - 2 .9%
Puerto Rico Commonwealth GO Restructured Bonds Series 2022
A-1 (NR/NR)
109,000 4.000
07/01/2033
104,871
25,000 4.000
07/01/2046
20,562
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue
Restructured Bonds Series 2019A-2B (NR/NR)
167,000 4.550
07/01/2040
159,322
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
Restructured Bonds Series A-2 (NR/NR)
200,000 4.329
07/01/2040
186,561
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital
Appreciation Restructured RB Series 2018 A-1 (NR/NR)
140,000 0.000
(e)
07/01/2046
44,945
99,000 0.000
(e)
07/01/2051
23,371
Puerto Rico Sales Tax Financing Corporation Sales Tax
Restructured RB Series 2018 A-1 (NR/NR)
100,000 5.000
07/01/2058
93,956
633,588
Rhode Island - 0 .5%
Providence Public Buildings Authority Capital Improvement
Program Projects RB 2024 Series A (AGC) (A1/AA)
100,000 5.250
09/15/2041
106,225
a a
South Carolina - 0 .9%
South Carolina Jobs-Economic Development Authority Healthcare
RB Beaufort Memorial Hospital & South of Broad Healthcare
Project Series 2024 (NR/BB)
100,000 5.000
11/15/2030
103,920
South Carolina Public Service Authority Revenue Refunding
Obligations Santee Cooper Consisting of Series 2024-B
(Tax-Exempt) (A3/A-)
100,000 4.125
12/01/2044
90,686
194,606
Texas - 7 .4%
Arlington Higher Education Finance Corporation Education
RB Riverwalk Education Foundation Inc. Series 2022
(PSF-GTD) (NR/AAA)
100,000 5.000
08/15/2027
104,547
Austin Affordable PFC Inc. Multifamily Housing RB Series 2024B
(FNMA COLL) (Aa1/NR)
100,000 5.000
(a) (b)
09/01/2028
103,814
City of Celina Texas a Municipal Corp. of The State of Texas
Located in Collin and Denton Counties Special Assessment
RB Series 2024 (BAM) (NR/AA)
100,000 5.000
09/01/2028
105,328
City of Gunter Texas A Municipal Corp. of The State of Texas
Located In Grayson County Special Assessment RB Series
2025 (NR/NR)
100,000 4.500
(c)
09/15/2032
98,692

Goldman Sachs Municipal Income ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Clifton Higher Education Finance Corp. Education Revenue and
Refunding Bonds Series 2024 (PSF-GTD) (NR/AAA)
$ 60,000 5.000%
08/15/2039
$ 63,358
Karnes County Hospital District A Political Subdivision of The
State of Texas Located In Karnes County Adjustable-Rate
Hospital Revenue Refunding Bonds Series 2024 (NR/NR)
125,000 5.000
(a) (b)
02/01/2044
130,071
Matagorda County Navigation District Number One Pollution
Control Revenue Refunding Bonds for Central Power and
Light Company Project Series 1996 (Baa3/BBB+)
250,000 4.250
05/01/2030
255,362
Mission Economic Development Corporation Solid Waste
Disposal RB Waste Management Inc. Project Series 2020A
(NR/A-/A-2) (PUTABLE)
250,000 3.750
(a) (b) (d)
05/01/2046
249,999
New Hope Cultural Education Facilities Finance Corporation
Retirement Facility RB Westminster Project Series 2025
(NR/NR)
100,000 5.000
11/01/2031
105,365
Nueces River Authority Water Supply Facilities Revenue Refunding
Bonds for City of Corpus Christi Lake Texana Project Series
2015 (NR/AA-)
100,000 5.000
07/15/2026
100,211
Socorro Independent School District Unlimited Tax Refunding
Bonds Series 2017B (PSF-GTD) (Aaa/NR)
120,000 5.000
08/15/2027
125,561
Texas Transportation Commission Central Texas Turnpike System
First Tier Revenue Refunding Put Bonds Series 2024-B (A2/A)
100,000 5.000
(a) (b)
08/15/2042
105,266
Trinity River Authority of Texas Regional Wastewater System
Revenue Improvementand Refunding Bonds Series 2024
(NR/AAA)
100,000 5.000
08/01/2043
104,836
1,652,410
Utah - 0 .5%
Salt Lake City Airport RB Salt Lake City International Airport
Series 2017A (AMT) (A2/A+)
100,000 5.000
07/01/2036
100,714
a a
Virgin Islands - 0 .5%
Matching Fund Special Purpose Securitization Corporation
Matching Fund Securitization Bonds Series 2022A (NR/NR)
100,000 5.000
10/01/2028
101,830
a a
Virginia - 2 .1%
Economic Development Authority of The City of Salem Virginia
Educational Facilities RB Roanoke College Series 2025
(NR/BBB+)
200,000 5.500
(d)
04/01/2045
198,679
Hampton Roads Transportation Authority Accountability
Commission Transportation Fund Senior Lien Bond
Anticipation Notes Series 2021A (NR/NR)
255,000 5.000
07/01/2026
260,594
459,273
Washington - 2 .4%
Enumclaw School District No. 216 King County
Washington Unlimited Tax GO Refunding Bonds 2025
(SCH BD GTY) (Aaa/NR)
200,000 5.000
12/01/2034
223,845
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Washington – (continued)
Fircrest Properties Lease RB Series 2024 Sustainability Bonds
State of Washington DSHS Project (NR/AA)
$ 100,000 5.000%
06/01/2032
$ 111,253
Port of Seattle Intermediate Lien Revenue and Refunding Bonds
Series 2024B (AMT) (A1/AA-)
100,000 5.000
07/01/2029
105,313
Washington State Convention Center Public Facilities District
Junior Lodging Tax Notes 2021 (NR/NR)
100,000 4.000
07/01/2031
100,685
541,096
Wisconsin - 1 .4%
City of Milwaukee GO Corporate Purpose Bonds Series 2017 B5
(NR/A-)
100,000 4.000
04/01/2028
100,632
Public Finance Authority RB Kahala Nui Project Series 2025
(NR/NR)
100,000 5.250
11/15/2050
101,437
Public Finance Authority RB Kahala Nui Project Series 2025
(NR/BBB-)
100,000 5.500
(c)
06/01/2040
100,538
302,607
TOTAL MUNICIPAL BONDS
(Cost $20,751,269)
20,517,830
TOTAL INVESTMENTS - 92.5%
(Cost $20,751,269)
$ 20,517,830
OTHER ASSETS IN EXCESS
OF LIABILITIES - 7.5%
1,673,098
NET ASSETS - 100.0%
$ 22,190,928
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)
Variable Rate Demand Instruments – rate shown is that which is in effect on May 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
(b)
Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on May 31, 2025.
(c)
Exempt from registration under Rule 144A of the Securities Act of 1933.
(d)
When-issued security.
(e)
Issued with a zero coupon. Income is recognized through the accretion of discount.
Security ratings disclosed, if any, are issued by either Standard &
Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of
Additional Information.

Goldman Sachs Municipal Income ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Additional Investment Information
Investment Abbreviations:
AGC - Insured by Assured Guaranty Corp.
AGM - Insured by Assured Guaranty Municipal Corp.
AMT - Alternative Minimum Tax (subject to)
BAM - Build America Mutual Assurance Co.
FHLMC - Insured  by Federal Home Loan Mortgage Corp.
FNMA - Insured by Federal National Mortgage Association
GNMA - Insured by Government National Mortgage
Association
GO - General Obligation
HUD SECT 8 - Hud Section 8
IDA - Industrial Development Agency
MTA - Metropolitan Transportation Authority
NATL - National Public Finance Guarantee Corp.
PSF-GTD - Guaranteed by Permanent School Fund
RB - Revenue Bond
ST AID
WITHHLDG
-
State Aid Withholding
TCRS - Transferable Custody Receipts
UPMC - University of Pittsburgh Medical Center
FUTURES CONTRACTS
— At May 31, 2025 , the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Short position contracts:
U.S. Treasury Ultra Bond (1) 09/19/25 $ (116,313) $ (1,080)

GOLDMAN SACHS ULTRA SHORT MUNICIPAL INCOME ETF
Schedule of Investments
May 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds - 95.2%
Alaska - 0 .6%
Alaska Housing Finance Corporation State Capital Project Bonds II
2015 Series B (Aa1/AA+)
$ 40,000 5.000%
(a)
06/01/2025
$ 40,000
Municipality of Anchorage 2014 GO Refunding Bonds Series B
General Purpose (NR/AA-)
30,000 5.000
09/01/2025
30,024
70,024
Arizona - 4 .2%
Arizona Board of Regents Arizona State University System RB
Series 2016B (Green Bonds) (Aa2/AA)
60,000 5.000
07/01/2027
60,866
Arizona Transportation Board Highway Revenue Refunding Bonds
Series 2016 (Aa1/AA+)
10,000 5.000
07/01/2026
10,235
City of Phoenix Civic Improvement Corp. Junior Lien Airport RB
Series 2005B (NATL) (Aa1/AA)
20,000 5.500
07/01/2025
20,040
City of Yuma Municipal Property Corporation Senior Lien Excise
Tax Revenue and Revenue Refunding Bonds Series 2015
(A1/AA-)
20,000 4.000
07/01/2026
20,013
The Industrial Development Authority of The County Maricopa
Hospital RB Honorhealth Series 2024C (Aa1/NR)
100,000 1.950
(b) (c)
12/01/2054
100,000
The Industrial Development Authority of The County of Yavapai
Hospital RB Yavapai Regional Medical Center Series 2019
(A3/NR)
115,000 5.000
08/01/2026
116,927
University of Arizona Board of Regents Refunding Certificates
of Participation University of Arizona Projects Series 2018B
(A1/A+)
150,000 5.000
06/01/2025
150,000
478,081
California - 5 .2%
California Municipal Finance Authority Solid Waste Disposal
Refunding RB Republic Services, Inc. Project Series 2021A
(NR/BBB+/A-2) (PUTABLE)
250,000 3.750
(b) (c)
07/01/2041
249,846
Los Angeles County Metropolitan Transportation Authority
Proposition C Sales Tax RB Senior Bonds Series 2017-A
(Aa1/AAA)
115,000 5.000
07/01/2025
115,178
Public Facilities Financing Authority of The City of San Diego
Senior Sewer Revenue Refunding Bonds Series 2015
(NR/AA+)
20,000 4.000
05/15/2026
20,017
Tender Option Bond Trust Receipts CTFs  2023-XM1153
(NA) (NR/AA+/A-1)
200,000 2.120
(b) (c) (d)
07/01/2048
200,000
585,041
Colorado - 1 .2%
City and County of Denver Colorado Airport System Subordinate
RB Series 2018A (AMT) (A1/A+)
130,000 5.000
12/01/2026
132,748
a a
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Connecticut - 1 .0%
State of Connecticut General Obligation Bonds GO Bonds 2025
Series A (Aa3/AA-)
$ 40,000 5.000%
03/15/2027
$ 41,439
State of Connecticut Health and Educational Facilities Authority
Hartford Healthcare Issue RB Series 2020A (NR/A)
25,000 5.000
07/01/2025
25,029
State of Connecticut Health and Educational Facility Authority
Revenue Refunding Bonds Connecticut State University
System Issue Series L (Aa3/AA-)
50,000 4.000
11/01/2025
50,029
116,497
District of Columbia - 1 .5%
District of Columbia Hospital Refunding RB Children'S Hospital
Obligated Group Issue Series 2015 (A1/NR)
55,000 5.000
07/15/2026
55,594
Metropolitan Washington Airports Authority Airport System
Revenue Refunding Bonds Series 2021A (Aa3/AA-)
110,000 5.000
10/01/2026
112,192
167,786
Florida - 5 .0%
City of Cape Coral Water & Sewer Refunding RB Series 2017
(A1/A+)
40,000 5.000
10/01/2025
40,235
City of Jacksonville Florida Special RB Series 2021A (NR/AA)
30,000 5.000
10/01/2025
30,181
City of Jacksonville Transportation Refunding RB Series 2015
(Aa2/AA-)
35,000 5.000
10/01/2026
35,230
Greater Orlando Aviation Authority Priority Subordinated Airport
Facilities Refunding RB for The City of Orlando Series 2016
(AMT) (Aa3/AA-)
30,000 5.000
10/01/2025
30,148
Miami-Dade County GO Bonds for Public Health Trust Program
Series 2021A (NR/AA)
30,000 5.000
07/01/2026
30,681
North Sumter County Utility Dependent District RB for Central
Sumter Utility Series 2019 (NR/A)
70,000 5.000
10/01/2026
71,468
Sarasota County Florida Utility System Revenue Refunding Bonds
Series 2016B (NR/AA+)
40,000 5.000
10/01/2026
40,666
School Board of Duval County Florida Certificates of Participation
Series 2015B (NR/A+)
75,000 5.000
07/01/2027
75,109
South Florida Water Management District Certificates of
Participation Series 2015 (Aa3/AA)
10,000 5.000
10/01/2026
10,164
St. Johns County Florida Transportation Improvement Revenue
Refunding Bonds Series 2015 (AG) (Aa1/AA)
50,000 5.000
10/01/2026
50,087
State of Florida Department of Transportation  Turnpike Revenue
Refunding Bonds Series 2015B (Aa2/NR)
45,000 5.000
07/01/2026
45,069
The School Board of Brevard County Florida Refunding
Certificates of Participation Series 2015C (Aa3/NR)
15,000 5.000
07/01/2026
15,022

GOLDMAN SACHS ULTRA SHORT MUNICIPAL INCOME ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
The School Board of Palm Beach County Florida Certificates of
Participation Series 2018C (Aa3/NR)
$ 90,000 5.000%
08/01/2025
$ 90,292
564,352
Georgia - 3 .7%
Development Authority of Appling County Pollution Control RB
Oglethorpe Power Corporation Hatch Project Series 2013A
(A3/BBB+/A-2)
300,000 2.000
(b) (c)
01/01/2038
300,000
The Atlanta Development Authority RB Panther Place LLC Project
Located On The Campus of Georgia State University Series
2017A (Aa3/NR)
115,000 5.000
07/01/2025
115,157
415,157
Illinois - 11 .0%
Aurora West School District No. 129 GO School Building Bonds
Series 2015C (Aa2/NR)
75,000 5.000
02/01/2026
75,838
City of Chicago Chicago O'Hare International Airport General
Airport Senior Lien Revenue Refunding Bonds Series 2024C
(Amt) (NR/A+)
100,000 5.000
01/01/2027
102,514
City of Mount Vernon Illinois GO Improvement and Refunding
Bonds Series 2020 (BAM) (NR/AA)
100,000 4.000
12/15/2026
101,062
Community College District No. 505 Counties of Champaign
Coles Dewitt, Douglas Edgar Ford Iroquois Livingston
Mclean Moultrie Piattand Vermilion and State of Illinois GO
Refunding Bonds Series 2018B (NR/AA)
55,000 5.000
12/01/2026
56,446
Illinois Finance Authority Clean Water Initiative Revolving Fund
RB Series 2016 (NR/AAA)
50,000 5.000
01/01/2027
50,565
Illinois Finance Authority RB Group 2017 Ann & Robert H Lurie
Childrens Hospital, Chicago Obligation (NR/AA-)
50,000 5.000
08/15/2025
50,171
Illinois Finance Authority RB Rush University Medical Center
Obligated Group Series 2015A (A1/A+)
60,000 5.000
11/15/2025
60,046
50,000 5.000
11/15/2026
50,037
Illinois Finance Authority RB Series 2019 (A1/A+)
100,000 5.000
04/01/2027
103,042
Rock Island School District No. 41 GO Refunding School Bonds
Series 2018 (Aa3/NR)
120,000 4.000
12/01/2025
120,479
School District Number 100 Cook County Illinois Berwyn South
GO Refunding School Bonds Series 2019C (BAM) (NR/AA)
75,000 5.000
12/01/2025
75,678
School District Number 81 Cook County Illinois Schiller Park GO
School Bonds Series 2020 (NR/AA-)
30,000 4.000
12/01/2025
30,114
State of Illinois GO Bonds Series of December 2017A (A3/A-)
75,000 5.000
12/01/2025
75,658
State of Illinois GO Bonds Series of March 2021B (A3/A-)
135,000 5.000
03/01/2027
138,866
The Board of Trustees of The University of Illinois Auxiliary
Facilities System Refunding RB Series 2023A (Aa2/AA-)
110,000 5.000
04/01/2027
113,862
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
The County of Peoria Illinois GO Limited Tax Refunding Debt
Certificates Series 2020A (Aa1/NR)
$ 45,000 5.000%
12/15/2025
$ 45,505
1,249,883
Indiana - 2 .1%
Ball State University Board of Trustees Indiana Ball State
University Student Fee Bonds Series T (Aa3/AA-)
50,000 5.000
07/01/2025
50,074
Indiana Finance Authority Hospital Refunding RB Series 2017A
(Aa3/A+)
30,000 5.000
11/01/2026
30,784
Indiana Finance Authority RB Series 2016A (NR/A+)
50,000 5.000
03/01/2026
50,535
Indiana Health Facility Financing Authority RB Ascension Health
Subordinate Credit Group Series 2005A-6 (Aa3/NR)
35,000 4.000
10/01/2025
35,092
Penn High School Bldg. Corp. Mishawaka St. Joseph County
Indiana Ad Valorem Property Tax First Mortgage Bonds Series
2022 (ST INTERCEPT) (NR/AA+)
75,000 4.000
07/15/2025
75,051
241,536
Iowa - 1 .5%
Iowa Finance Authority RB Series 2018B (A1/NR)
95,000 5.000
02/15/2026
95,951
Waukee Community School District Iowa School Infrastructure
Sales Services and Use Tax Revenue and Refunding Bonds
Series 2020A (BAM) (NR/AA)
75,000 5.000
06/01/2025
75,000
170,951
Kansas - 1 .5%
Kansas Development Finance Authority Refunding RB State of
Kansas Projects Series 2020R (Aa3/A+)
55,000 5.000
11/01/2025
55,441
Reno County Kansas General Obligation Refunding and
Improvement Bonds Series 2021 (Aa3/NR)
115,000 4.000
09/01/2025
115,196
170,637
Kentucky - 1 .5%
Commonwealth of Kentucky State Property and Buildings
Commission Revenue Refunding Bonds Project No. 112 Series
B (ST APPROP) (Aa3/A)
15,000 5.000
11/01/2025
15,106
Fayette County Kentucky School District Finance Corporation
School Building Refunding RB Series 2015B
(ST INTERCEPT) (Aa3/AA-)
75,000 3.000
05/01/2027
74,756
Oldham County School District Finance Corporation Kentucky
School Building Refunding RB Second Series of 2016
(ST INTERCEPT) (Aa3/NR)
20,000 4.000
09/01/2026
20,218
The Turnpike Authority of Kentucky Economic Development
Road Revenue and Revenue Refunding Bonds Reviitalization
Projects Economic Development Road RB Revitalization
Projects 2015 Series A (Aa2/A)
55,000 5.000
07/01/2026
55,080
165,160

GOLDMAN SACHS ULTRA SHORT MUNICIPAL INCOME ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Louisiana - 2 .0%
Board of Supervisors of Louisiana State Universityand Agricultural
and Mechanical College Auxiliary Revenue Refunding Bonds
Series 2016A (A2/NR)
$ 75,000 5.000%
07/01/2026
$ 76,172
Bossier City, Louisiana Project Louisiana Local Government
Environmental Facilities and Community Development
Authority RB Series 2015 (Aa2/AA)
150,000 5.000
06/01/2025
150,000
226,172
Maryland - 1 .1%
City of Baltimore Refunding RB for Wastewater Projects Series
2014D (Aa3/A+)
30,000 5.000
07/01/2026
30,042
Department of Transportation of Maryland Consolidated
Transportation Bonds Series 2015 (Aa1/AAA)
90,000 3.000
06/01/2026
89,915
119,957
Massachusetts - 0 .3%
Town of Dedham Massachusetts GO Municipal Purpose Loan of
2017 Bonds (NR/AAA)
40,000 4.000
06/15/2027
40,029
a a
Michigan - 0 .8%
Board of Governors of Wayne State University General RB Series
2018A (Aa3/A+)
5,000 5.000
11/15/2026
5,038
County of Macomb State of Michigan Capital Improvement Bonds
Series 2015 (Aa1/NR)
20,000 3.200
05/01/2027
19,994
Michigan Finance Authority Hospital Revenue Refunding Bonds
Mclaren Health Care Series 2015A (A1/NR)
25,000 5.000
05/15/2026
25,029
Portage Public Schools County of Kalamazoo Michigan 2016
School Building Site & Refunding Bonds (NR/AA-)
10,000 5.000
11/01/2026
10,193
Wayne-Westland Community Schools County of Wayne Michigan
2019 School Building and Site Bonds (Q-SBLF) (NR/AA)
25,000 5.000
11/01/2025
25,187
85,441
Minnesota - 1 .4%
City of Minneapolisand The Housing and Redevelopment Authority
of The City of Saint Paul Minnesota Health Care System
Revenue Refunding Bonds Series 2017A (A1/A+)
10,000 5.000
11/15/2025
10,076
City of St. Cloud Minnesota Health Care RB Series 2016A
(A2/NR)
75,000 5.000
05/01/2026
76,218
Independent School District No. 833 South Washington County
Independent School District No. 833 GO School Building
Refunding Bonds Series 2016B (SD CRED PROG) (Aa1/NR)
70,000 3.000
02/01/2026
69,825
156,119
Mississippi - 0 .5%
Mississippi Hospital Equipment and Facilities Authority RB North
Mississippi Health Services 2020 Series I (NR/A+)
55,000 5.000
10/01/2026
56,082
a a
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Missouri - 4 .4%
Fort Osage R-I School District Jackson County Missouri
Certificates of Participation Series 2022A (NR/A)
$ 180,000 4.000%
04/01/2027
$ 180,034
Franklin County Missouri Refunding Certificates of Participation
Series 2019B (NR/A+)
20,000 4.000
04/01/2027
20,288
Healthand Educational Facilities Authority of The State of Missouri
Health Facilities RB Mosaic Health System Series 2019A
(A1/NR)
120,000 5.000
02/15/2026
121,468
St. Louis Municipal Finance Corporation Recreation Sales Tax
Leasehold Revenue Refunding Bonds City of St. Louis
Missouri Lessee Series 2016 (NR/A)
25,000 5.000
02/15/2027
25,287
Tender Option Bond Trust Receipts CTFs 2025-XFF841
(NR/AA/A-1+)
100,000 2.000
(b) (c) (d)
10/01/2040
100,000
The City of St. Louis Airport Refunding and Airport RB St. Louis
Lambert International Airport 2017B (AGM) (A1/AA)
50,000 5.000
07/01/2025
50,057
497,134
Nebraska - 0 .4%
Douglas County School District No. 001 Omaha Public Nebraska
General Obligation Bonds Series 2015 (Aa2/AA)
45,000 5.000
12/15/2026
45,075
a a
Nevada - 1 .5%
Clark County School District GO Limited Tax Building and
Refunding Bonds Series 2015C (A1/AA-)
35,000 5.000
06/15/2026
35,355
Clark County School District Nevada General Obligation Limited
Tax Building and Refunding Bonds Series 2015C (A1/AA-)
100,000 5.000
06/15/2027
100,884
Clark County School District Nevada GO Limited Tax School
Bonds Additionally Secured by Pledged Revenues Series
2015D (A1/AA-)
30,000 5.000
06/15/2026
30,305
166,544
New Jersey - 4 .6%
City of Linden In The County of Union New Jersey Bond
Anticipation Notes Series 2024 (NR/SP-1+)
65,000 4.500
07/10/2025
65,074
City of Rahway New Jersey General Obligation Bonds Series 2015
(NR/AA)
30,000 4.000
08/01/2025
30,047
Higher Education Student Assistance Authority State of
New Jersey Senior Student Loan RB Series 2025-2
(AMT) (NR/A-1+) (PUTABLE)
300,000 5.000
(b) (c) (e)
12/01/2056
303,764
New Jersey Economic Development Authority School Facilities
Construction Refunding Bonds Series 2015 - XX (A2/A-)
120,000 4.250
06/15/2026
120,036
518,921
New Mexico - 1 .5%
Albuquerque Municipal School District No 12 Bernalillo and
Sandoval Counties New Mexico General Obligation School
Building Bonds Series 2018 (ST AID WITHHLDG) (NR/AA)
35,000 5.000
08/01/2025
35,108

GOLDMAN SACHS ULTRA SHORT MUNICIPAL INCOME ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New Mexico – (continued)
Albuquerque Municipal School District No 12 Bernalillo and
Sandoval Counties New Mexico General Obligation School
Building Bonds Series 2018 (ST AID WITHHLDG) (Aa3/AA)
$ 75,000 5.000%
08/01/2025
$ 75,231
Santa Fe Community College District New Mexico General
Obligation Limited Tax Bonds Series 2024 (Aa2/NR)
60,000 5.000
08/01/2025
60,177
170,516
New York - 1 .8%
City School District of The City of Beacon Dutchess
County New York Bond Anticipation Notes series 2024
(ST AID WITHHLDG) (NR/NR)
75,000 4.000
06/20/2025
75,032
Monroe County Industrial Development Corp. RB for University of
Rochester Project Series 2015A (Tax-Exempt) (Aa3/AA-)
15,000 5.000
07/01/2026
15,016
Nassau County Sewer and Storm Water Finance Authority System
RB 2014 Series A (Aa1/AA)
15,000 5.000
10/01/2025
15,005
The Port Authority of New York and New Jersey Consolidated
Bonds Two Hundred Forty-Fifth Series Consolidated Bonds
Two Hundred Forty-Sixth Series (Aa3/AA-)
100,000 3.205
09/01/2025
100,341
205,394
North Carolina - 0 .5%
North Carolina Medical Care Commission Health Care Facilities
Revenue Refunding Bonds Duke University Health System
Series 2016A (Aa3/AA-)
50,000 5.000
06/01/2025
50,000
North Carolina Municipal Power Agency Number 1 Catawba
Electric RB Refunding Series 2016A (NR/A)
10,000 5.000
01/01/2027
10,194
60,194
Ohio - 2 .9%
County of Allen Ohio Hospital Facilities Bon Secours Mercy
Health RB Series 2020A (A1/A+)
100,000 5.000
12/01/2025
100,840
County of Allen Ohio Hospital Facilities RB Series 2017A (A1/A+)
45,000 5.000
08/01/2026
45,935
County of Montgomery Ohio Hospital Facilities RB Series 2021
(A1/NR)
100,000 5.000
08/01/2025
100,239
Kings Local School District Ohio Warren County School
Improvement GO Unlimited Tax Bond Anticipation Notes
Series 2024 (NR/SP-1+)
25,000 4.500
07/16/2025
25,034
Ohio Department of Administrative Services Certificates of
Participation Series 2018 (Aa1/AA+)
60,000 5.000
09/01/2025
60,248
332,296
Oklahoma - 6 .5%
Cleveland County Educational Facilities Authority Educational
Facilities Lease RB Norman Public Schools Project Series
2019 (NR/A+)
150,000 5.000
06/01/2025
150,000
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Oklahoma – (continued)
Oklahoma County Finance Authority Educational Facilities Lease
RB for Midwest City-Del City Public Schools Project Series
2018 (NR/A+)
$ 160,000 5.000%
10/01/2025
$ 160,793
Oklahoma County Finance Authority Educational Facilities Lease
RB Midwest City Del City Public Schools Project Series 2018
(NR/A+)
40,000 5.000
10/01/2026
40,886
The Oklahoma Development Finance Authority Oklahoma State
System of Higher Education Master Real Property Lease RB
Tax-Exempt Series 2017A (NR/AA)
26,000 4.000
06/01/2025
26,000
Tulsa County Industrial Authority Educational Facilities Lease RB
Glenpool Public Schools Project Series 2017A Tax-Exempt
(NR/A+)
100,000 5.000
09/01/2025
100,396
Tulsa County Industrial Authority Educational Facilities Lease RB
Jenks Public Schools Project (NR/AA-)
125,000 5.000
09/01/2025
125,567
20,000 5.000
09/01/2026
20,095
Tulsa Public Facilities Authority Oklahoma Capital Improvements
RB, Series 2017 (NR/AA-)
50,000 3.000
06/01/2025
50,000
25,000 3.000
06/01/2026
24,836
Wagoner County Independent School District No. 17 Coweta Board
of Education Oklahoma Building Bonds of 2023 (NR/NR)
35,000 4.500
09/01/2026
35,461
734,034
Oregon - 1 .0%
Eugene School District No. 4J GO Bonds for Oregon School Bond
Guaranty Series 2016 (SCH BD GTY) (Aa1/NR)
25,000 2.000
06/15/2026
24,589
Medford Hospital Facilities Authority RB Refunding for Asante
Health System Obligated Group Series 2020 A (NR/A+)
80,000 5.000
08/15/2026
81,605
Metro Ore / Go Bonds Series 2012A (Aaa/AAA)
5,000 4.000
06/01/2026
5,002
111,196
Pennsylvania - 4 .4%
Allegheny County Hospital Development Authority RB Allegheny
Health Network Obligated Group Issue Series 2018A (NR/A)
35,000 5.000
04/01/2026
35,473
Allegheny County Hospital Development Authority Upmc RB
Series 2019A (A2/A)
30,000 5.000
07/15/2025
30,051
Pennsbury School District Bucks County Pennsylvania
General Obligation Bonds Series of 2022
(Forward Delivery) (ST AID WITHHLDG) (Aa3/NR)
40,000 4.000
08/01/2025
40,053
Pennsylvania Economic Development Financing Authority Solid
Waste Disposal RB for Waste Management Inc. Project Series
2019A (NR/A-/A-2)
200,000 4.250
(b) (c)
08/01/2038
200,039
Pennsylvania Higher Educational Facilities Authority University of
Pennsylvania Health System RB, Series of 2015 (Aa3/AA)
20,000 5.000
08/15/2026
20,076

GOLDMAN SACHS ULTRA SHORT MUNICIPAL INCOME ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
Pennsylvania Turnpike Commission Turnpike Subordinate Revenue
Refunding Bonds Second Series of 2016 (A2/NR)
$ 50,000 5.000%
06/01/2025
$ 50,000
Pennsylvania Turnpike Commission Turnpike Subordinate Revenue
Refunding Bonds Series of 2016 (A2/NR)
35,000 5.000
06/01/2026
35,330
Philadelphia Authority for Industrial Development City Agreement
Revenue Refunding Bonds Cultural and Commercial Corridors
Program Series A (A1/A+)
60,000 5.000
12/01/2025
60,462
Temple University – The Commonwealth System of Higher
Education RB First Series of 2025 (AG) (Aa3/AA)
25,000 5.000
04/01/2027
25,873
497,357
South Carolina - 2 .1%
Charleston County School District South Carolina GO Bond
Anticipation Notes Sales Tax Projects Phase V Series 2025B
(SCSDE) (NR/NR)
235,000 5.000
05/07/2026
239,742
a a
South Dakota - 0 .4%
City of Sioux Falls South Dakota Sales Tax RB Series 2012A
(Aa1/AA-)
50,000 3.000
11/15/2026
49,900
a a
Tennessee - 3 .9%
Chattanooga Tenn Health Educational & Housing Fac Brd Rev
Bonds St Lukes Health System 2004 C (A3/A-/A-2)
100,000 2.030
(b) (c)
05/01/2039
100,000
City of Lenoir City Tennessee Electric System RB Series 2020B
(Aa3/NR)
205,000 3.000
06/01/2026
204,681
City of Memphis General Improvement Refunding Bonds Series
2015A (Aa2/AA)
75,000 5.000
04/01/2026
75,115
City of Pigeon Forge Tennessee GO Refunding Bonds Series
2021B (NR/AA)
50,000 5.000
06/01/2025
50,000
The Metropolitan Government of Nashville and Davidson County
GO Refunding Bonds Series 2021A (Aa2/AA+)
10,000 5.000
07/01/2026
10,235
440,031
Texas - 8 .9%
Arlington Independent School District Unlimited Tax
School Building and Refunding Bonds Series 2020
(PSF-GTD) (Aaa/AAA)
200,000 5.000
02/15/2027
207,525
Board of Regents Texas State University System Revenue
Financing System Revenue and Refunding Bonds Series
2015A (Aa2/NR)
25,000 5.000
03/15/2026
25,035
Brushy Creek Regional Utility Authority Inc Brushy Creek Reg
Util Auth Inc City of Cedar Park TX Ser 2016 (NR/AAA)
50,000 4.000
08/01/2025
50,071
Cities of Dallas and Fort Worth Texas Dallas Fort Worth
International Airport Joint Revenue Refunding Bonds Series
2021B (NON-AMT) (A1/NR)
30,000 5.000
11/01/2025
30,212
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Burleson Johnson and Tarrant Counties GO Refunding and
Improvement Bonds Series 2015 (Aa2/AA)
$ 55,000 5.000%
03/01/2026
$ 55,068
City of El Paso Texas El Paso County GO Refunding and
Improvement Bonds Series 2015 (NR/AA)
40,000 5.000
08/15/2026
40,161
City of Houston Texas Airport System Subordinate Lien Revenue
and Refunding Bonds Series 2018A (AMT) (A1/NR)
155,000 5.000
07/01/2025
155,161
City of New Braunfels A Political Subdivision of The State of Texas
Located in Comal and Guadalupe Counties Utility System
Revenue and Refunding Bonds Series 2016 (Aa1/A+)
5,000 5.000
07/01/2026
5,007
Dallas County Utility and Reclamation District Unlimited Tax
Refunding Bonds Series 2016 (A2/A+)
100,000 5.000
02/15/2026
101,280
Dayton Independent School District Texas Unlimited Tax School
Building Bonds Series 2015 (PSF-GTD) (Aaa/AAA)
50,000 5.000
02/15/2026
50,077
Harris County Cultural Education Facilities Finance Corp. Hospital
RB for Texas Children's Hospital Series 2019A (Aa2/AA-)
40,000 5.000
10/01/2025
40,222
Harris County Flood Control District Improvement Refunding
Bonds Series 2020A (Aaa/NR)
30,000 5.000
10/01/2026
30,795
Houston Independent School District Harris County Texas Limited
Tax Refunding Bonds Series 2025B (PSF-GTD) (Aaa/AAA)
30,000 5.000
02/15/2027
31,108
Lewisville Independent School District Unlimited Tax Refunding
Bonds Series 2016B (Non PSF) (NR/AA+)
25,000 5.000
08/15/2026
25,096
North Texas Tollway Authority System RB Refundingfor  Second
Tier Bonds Series 2017B (A1/A+)
15,000 5.000
01/01/2027
15,173
San Antonio Independent School District Unlimited Tax
School Building and Refunding Bonds Series 2015
(PSF-GTD) (Aaa/NR)
60,000 5.000
02/15/2026
60,091
Upton County Texas Tax Notes Series 2022 (NR/AA-)
50,000 5.000
02/15/2026
50,622
Via Metropolitan Transit Authority a Political Subdivision of The
State of Texas Located in Bexar County Farebox Revenue
Improvement and Refunding Bonds Series 2013 (NR/AA+)
15,000 4.000
08/01/2026
15,010
West Harris County Regional Water Authority Water System
Revenue and Revenue Refunding Bonds Series 2015A
(A1/AA-)
15,000 5.000
12/15/2026
15,121
1,002,835
Utah - 0 .2%
Utah Infrastructure Agency Layton City Telecommunications and
Franchise Tax RB Series 2018 (NR/A+)
25,000 4.000
10/15/2025
25,061
a a
Virginia - 0 .2%
Virginia Commonwealth University Health System General
Revenue Refunding Bonds Series 2017A (Aa3/AA-)
20,000 5.000
07/01/2026
20,406
a a

GOLDMAN SACHS ULTRA SHORT MUNICIPAL INCOME ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Washington - 1 .0%
Port of Seattle Intermediate Lien RB 2017D (AMT) (A1/AA-)
$ 110,000 5.000%
05/01/2027
$ 113,220
a a
West Virginia - 0 .3%
West Virginia Water Development Authority Refunding RB Loan
Program II 2016 Series A-Ii (A1/NR)
35,000 5.000
11/01/2025
35,251
a a
Wisconsin - 2 .6%
Ascension Health RB Ascension Senior Credit Group Series 2016A
(Aa2/AA)
45,000 5.000
11/15/2026
45,842
Public Finance Authority Hospital Revenue Refunding Bonds
Renown Regional Medical Center Project Series 2015A
(NR/A)
45,000 5.000
06/01/2025
45,000
State of Wisconsin General Obligation Refunding Bonds of 2025
Series 2 (Forward Delivery) (Aa1/AA+)
30,000 5.000
05/01/2026
30,591
Wisconsin Health and Educational Facilities Authority  RB Series
2015 (NR/AA)
170,000 5.000
12/15/2026
170,135
291,568
TOTAL MUNICIPAL BONDS
(Cost $10,757,066)
10,768,328
Shares
Dividend
    Rate Value
a
Mortgage-Backed Securities - 3.1%
(b) (c) (d)
Municipal - 3.1%
Federal Home Loan Mortgage Corp. Multifamily Variable Rate
Certificates Relating to Municipal Services Series 2011-M026
345,000 2.390% 09/15/38 345,000
(Cost $345,000)
TOTAL INVESTMENTS - 105.6%
(Cost $11,932,378)
$ 11,943,720
LIABILITIES IN EXCESS
OF OTHER ASSETS
- (5.6)%
(635,983)
NET ASSETS - 100.0%
$ 11,307,737
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)
Pre-refunded security. Maturity date disclosed is pre-refunding date.
(b)
Variable Rate Demand Instruments – rate shown is that which is in effect on May 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
(c)
Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on May 31, 2025.
(d)
Exempt from registration under Rule 144A of the Securities Act of 1933.
(e)
When-issued security.
Security ratings disclosed, if any, are issued by either Standard &
Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of
Additional Information.
Investment Abbreviations:
AGC - Insured by Assured Guaranty Corp.
AGM - Insured by Assured Guaranty Municipal Corp.
AMT - Alternative Minimum Tax (subject to)
BAM - Build America Mutual Assurance Co.
GO - General Obligation
NATL - National Public Finance Guarantee Corp.
PSF-GTD - Guaranteed by Permanent School Fund
Q-SBLF - Qualified School Bond Loan Fund
RB - Revenue Bond
SCSDE - South Carolina State Department of Education
SD CRED
PROG
-
School District Credit Program
ST AID
WITHHLDG
-
State Aid Withholding
ST APPROP - State Appropriation
UPMC - University of Pittsburgh Medical Center

Goldman Sachs Municipal Income ETFs
Schedule of Investments
May 31, 2025 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Fund’s valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. With respect to the Fund’s investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to rule 2a-5 under the Investment Company Action of 1940 (“Valuation Designee”) GSAM has day-to-day
responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the
Valuation Procedures.
Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider:
(i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or
(ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.
Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”)
are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.
Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Goldman Sachs Municipal Income ETFs
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.
Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.
Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker or receivable for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.
Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price for short positions on the exchange where they are principally traded. Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy.
Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.
i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security.
Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.
Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Municipal Income ETFs
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Fair Value Hierarchy — The following is a summary of the Fund’s investments classified in the fair value hierarchy as of May 31,
2025:
Access Municipal Bond ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Municipal Bond $ — $ — $ —
Investment Company — — —
Total
$ — $ — $ —
€ 1.00 € 1.00 € 1.00
Dynamic California Municipal Income ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Municipal Bond $ — $ 15,167,317 $ —
Total
$ — $ 15,167,317 $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Liabilities
Futures Contracts
(a)
$ (1,080) $ — $ —
€ 1.00 € 1.00 € 1.00
Dynamic New York Municipal Income ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Municipal Bond $ — $ 6,169,727 $ —
Total
$ — $ 6,169,727 $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Liabilities
Futures Contracts
(a)
$ (1,080) $ — $ —
€ 1.00 € 1.00 € 1.00
Municipal Income ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Municipal Bond $ — $ — $ —
Total
$ — $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Liabilities
Futures Contracts
(a)
$ — $ — $ —
€ 1.00 € 1.00 € 1.00
Ultra Short Municipal Income ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Mortgage-Backed Securities $ — $ 345,000 $ —
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Municipal Income ETFs
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
The Fund’s risks include, but are not limited to, the following:
Credit/Default Risk — An issuer or guarantor of a security held by the Fund, or bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
Geographic and Sector Risk — If the Fund invests a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, an adverse economic, business, political, environmental or other development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so focused.
Index Risk — (Community Municipal Bond ETF only) Bloomberg Professional Services (the “Index Provider”) constructs the Fund’s
Index in accordance with a rules based methodology. The Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Fund is not “actively” managed, unless a specific security is removed from an Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. The Fund also does not attempt to take defensive positions under any market conditions, including declining markets.
Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. When the index is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing may be borne directly by the Fund and its shareholders.
The Index Provider may utilize third party data in constructing the Index, but it does not guarantee the accuracy or availability of any such third party data. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the applicable Fund and its shareholders. In addition, neither the Fund, the Investment Adviser, the Calculation
Agent nor the Index Provider can guarantee the availability or timeliness of the production of the Index. The Index Provider may delay or change a scheduled rebalancing or reconstitution of an Index or the implementation of certain rules at its sole discretion. In such circumstances, a Fund, in replicating the composition of its Index, may have more or less exposure to a particular sector or individual company than had the Index been constructed in accordance with its stated methodology.
Municipal Bond $ — $ 10,528,586 $ —
Non-Financial Company Commercial Paper — 100,000 —
Other Municipal Security — 55,346 —
Tender Option Bond — 475,000 —
Variable Rate Demand Note — 100,052 —
Short-Term Investment — 339,736 —
Total
$ — $ 11,943,720 $ —
€ 1.00 € 1.00 € 1.00
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Municipal Income ETFs
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.
Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investment companies in direct proportion to the amount of assets the Fund invests therein.
Large Shareholder Transaction Risk — Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Funds’ Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the
Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Funds, including on the Funds’
liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on (“NYSE Arca,
Inc.”) and may, therefore, have a material upward or downward effect on the market price of the Shares.
Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. To the extent a Fund engages in cash redemptions, then liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests.
Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. Redemptions by large shareholders may have a negative impact on a
Fund’s liquidity.
Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Municipal Income ETFs
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.
Municipal Securities Risk — Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The
Fund may be more sensitive to adverse economic, business, political, environmental or other developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level.
Non-Diversification Risk — Goldman Sachs Dynamic California Municipal Income ETF, Goldman Sachs Dynamic New York
Municipal Income ETF, Goldman Sachs Municipal Income ETF, and Goldman Sachs Ultra Short Municipal Income ETF are non-
diversified, meaning that they are permitted to invest a larger percentage of their assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.
Non-Investment Grade Fixed Income Securities Risk — Non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific issuer developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less liquidity. The Fund may purchase the securities of issuers that are in default.
Seed Investor Risk — GSAM and/or its affiliates may make payments to one or more investors that contribute seed capital to the
Fund. Such payments may continue for a specified period of time and/or until a specified dollar amount is reached. Those payments will be made from the assets of GSAM and/or such affiliates (and not the Fund). Seed investors may contribute cash and/or securities in kind and such seed investment may constitute all or a majority of the assets in the Fund. There is a risk that such seed investors may redeem their investments in the Fund, particularly after payments from GSAM and/or its affiliates have ceased. As with redemptions by other large shareholders, such redemptions could have a significant negative impact on the Fund, including on the Fund’s liquidity and the market price of the Fund’s Shares. The form of a seed investor’s contribution and any redemption activity by a seed investor can affect, including adversely, the tax efficiency of the Fund.
State/Territory Specific Risk — The Funds’ investments in municipal obligations of issuers located in a particular state or U.S.
territory may be adversely affected by political, economic and regulatory developments within that state or U.S. territory. Such developments may affect the financial condition of a state’s or territory’s political subdivisions, agencies, instrumentalities and public authorities and heighten the risks associated with investing in bonds issued by such parties, which could, in turn, adversely affect the
Funds’ income, NAV, liquidity, and/or ability to preserve or realize capital appreciation.
Tax Risk — Any proposed or actual changes in income tax rates or the tax-exempt status of interest income from municipal securities can significantly affect the demand for and supply, liquidity and marketability of municipal securities. Such changes may affect the
Fund’s net asset value and ability to acquire and dispose of municipal securities at desirable yield and price levels.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Municipal Income ETFs
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Valuation Risk — The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. The Fund relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues or otherwise. NAV calculations may also be impacted by operational risks arising form factors such as failures in systems and technology.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)